UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-1800
U.S. Global Investors Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

U.S. Government Securities Ultra-Short Bond Fund
Portfolio of Investments (unaudited)				March 31, 2014

United States Government and Agency Obligations 97.69%		Coupon Rate	Maturity Date	Principal Amount	Value

Federal Farm Credit Bank 45.52%
Discount Note:
	Yield	0.01%	04/01/14	$10,000,000	$10,000,000
Fixed Rates:
		1.27%	12/18/17	1,310,000	1,309,457
		1.87%	12/26/18	5,000,000	5,001,745
		1.92%	01/14/19	5,000,000	4,986,920
Variable Rates:
		0.20%	04/21/14	4,350,000	4,350,361
		0.20%	07/16/14	2,200,000	2,200,565
		0.09%	03/30/15	5,000,000	5,000,040
					32,849,088

Federal Home Loan Bank 11.14%
Fixed Rates:
		5.13%	03/10/17	1,000,000	1,120,592
		1.70%	07/26/18	3,000,000	2,994,333
		1.50%	03/08/19	4,000,000	3,925,872
					8,040,797

Tennessee Valley Authority 17.47%
Discount Note:
	Yield	0.06%	04/03/14	7,000,000	6,999,977
Fixed Rates:
		6.25%	12/15/17	2,930,000	3,438,402
		1.75%	10/15/18	2,174,000	2,169,139
					12,607,518

United States Treasury Bill 23.56%
	Yield	0.05%	04/17/14	17,000,000	16,999,607

Total Investments 97.69%					70,497,010
(cost $70,512,769)
Other assets and liabilities, net 2.31%					1,666,890

Net Assets 100%					$72,163,900

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)				March 31, 2014

Municipal Bonds 89.92%	Coupon Rate		Maturity Date	Principal Amount	Value

Alabama 3.47%
Alabama State Public School & College Authority	5.00%		12/01/16	$290,000	$323,634
Bessemer, Alabama Electric Revenue, Refunding	3.10%		12/01/21	100,000	100,959
Bessemer, Alabama Water Revenue	4.00%		01/01/16	500,000	505,695
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00%		06/01/15	90,000	91,861
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00%		06/01/16	90,000	92,762
Mountain Brook City Board of Education Capital Outlay	4.00%		02/15/15	395,000	407,779
University of Alabama at Birmingham, Hospital Revenue, Series A	5.00%		09/01/15	600,000	635,988
					2,158,678

Alaska 0.51%
Alaska Municipal Bond Bank Authority, Prerefunded, Series A	4.00%		02/01/16	105,000	111,877
Alaska Municipal Bond Bank Authority, Unrefunded, Series A	4.00%		02/01/16	195,000	207,659
					319,536

Arizona 2.60%
Arizona Board of Regents Certificates of Participation, Series B	4.50%		06/01/16	200,000	216,002
Arizona State School Facilities Board Certificates of Participation, Series A-1	5.00%		09/01/17	325,000	343,356
Arizona State Transportation Board Excise Tax Revenue	5.00%		07/01/17	175,000	198,070
McAllister Academic Village LLC, Arizona State University Hassayampa Revenue, Refunding	5.75%		07/01/18	200,000	229,226
Page, Arizona, Pledged Revenue, Refunding	3.00%		07/01/16	350,000	361,620
University of Arizona Certificates of Participation, Series C	5.00%		06/01/22	260,000	270,125
					1,618,399

California 5.31%
California State, GO Unlimited	5.00%		03/01/32	300,000	317,835
California State, GO Unlimited	4.75%		03/01/34	205,000	209,577
California State, Refunding, Recreational Facility, GO Unlimited	5.00%		12/01/19	250,000	251,800
California State, Statewide Communities Development Authority, Enloe Medical Center Revenue, Series A	5.25%		08/15/18	340,000	386,128
Chaffey Community College District, GO Unlimited, Series C	5.00%		06/01/32	300,000	320,103
Delano, California Union High School District, GO Unlimited, Refunding, Series A	4.75%		02/01/17	200,000	213,732
Los Angeles Unified School District, Election 2004, Series H, GO Unlimited	5.00%		07/01/32	200,000	216,782
San Diego, California Community College District, Capital Appreciation, Election 2002, GO Unlimited (ZCB)	4.34	%(1)	05/01/15	300,000	298,038
Santa Clara County, California Financing Authority Revenue, Obstetrics and Gynecology, El Camino Hospital	5.00%		02/01/18	350,000	379,981
Santa Clara Valley Transportation Authority, Refunding, Series A	5.00%		04/01/27	370,000	399,974
Santa Paula Schools Financing Authority, Santa Paula Elementary School District Revenue	4.25%		11/01/22	300,000	312,729
					3,306,679

Colorado 0.70%
Colorado Health Facilities Authority Revenue	5.00%		09/01/16	150,000	150,492
Denver, Colorado, Health & Hospital Authority, Healthcare Revenue, Series A	5.00%		12/01/16	265,000	285,710
					436,202

Connecticut 0.72%
Connecticut State Health & Educational Facilities Authority Revenue, Bridgeport Hospital, Series D	5.00%		07/01/19	395,000	446,559

District of Columbia 0.99%
District of Columbia Income Tax Revenue, Series A	5.25%		12/01/27	300,000	345,168
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A	5.00%		10/01/16	250,000	273,535
					618,703

Florida 12.07%
Broward County, Florida School Board Certificates of Participation, Series A	5.00%		07/01/15	325,000	343,245
Cape Coral, Florida Gas Tax Revenue, Series A	4.00%		10/01/16	255,000	264,506
Citizens Property Insurance Corp., Senior Secured, Coastal Account, Revenue, Series A-1	4.00%		06/01/18	100,000	109,327
Escambia County, Florida, Health Facilities Authority Revenue, Baptist Hospital, Inc. Project, Series A	5.00%		08/15/19	290,000	319,449
Florida Board of Education, GO Unlimited, Refunding, Series C	4.50%		06/01/28	300,000	314,550
Florida Gulf Coast University Financing Corp., Florida Capital Improvement Revenue, Series B	3.00%		02/01/16	365,000	380,695
Florida State Board of Education Lottery Revenue, Series A	4.00%		07/01/14	300,000	302,844
Florida State Board of Education Lottery Revenue, Series B	5.00%		07/01/26	100,000	112,743
Florida State Board of Governors Parking Facilities Revenue, Series A	3.00%		07/01/17	300,000	319,203
Florida State Department of Management Services Certificates of Participation	5.00%		08/01/24	340,000	379,783
Florida State Municipal Power Agency, Stanton Project Revenue, Refunding	5.13%		10/01/17	300,000	340,620
Fort Pierce, Florida Stormwater Utilities Revenue	4.50%		10/01/17	255,000	261,602
Hillsborough County, Florida School Board, Refunding, Certificates of Participation	4.00%		07/01/19	100,000	106,640
Jacksonville, Florida Special Revenue, Series C	5.00%		10/01/20	270,000	317,663
Lake County, Florida School Board Certificates of Participation, Series A	3.70%		06/01/15	400,000	414,752
Leesburg, Florida Capital Improvement Revenue Bonds, Refunding	5.00%		10/01/21	405,000	456,399
Margate, Florida Water & Sewer Revenue, Refunding	4.00%		10/01/19	250,000	264,788
Miami - Dade County, Florida Expressway Authority Toll System Revenue, Series A	5.00%		07/01/21	430,000	493,442
Miami - Dade County, Florida Water & Sewer Revenue System, Series A	4.00%		10/01/16	235,000	254,630
Orange County, Florida Tourist Development Tax Revenue, Refunding	5.00%		10/01/14	260,000	266,087
Orlando, Florida Community Redevelopment Agency Tax Increment Revenue, Downtown District, Series A	4.00%		09/01/17	325,000	348,550
Polk County, Florida School District Revenue	5.00%		10/01/17	215,000	236,893
Port St. Lucie, Florida, Southwest Annexation Special Assessment District No 1, Revenue, Series B	4.13%		07/01/17	25,000	26,370
Reedy Creek, Florida Improvement District Utilities Revenue, Refunding, Series 2	5.00%		10/01/16	300,000	318,033
Saint Johns County, Florida Transportation Revenue, Refunding	5.00%		10/01/20	310,000	354,197
Volusia County, Florida School Board Sales Tax Revenue	4.20%		10/01/16	200,000	210,954
					7,517,965

Georgia 2.17%
Atlanta Development Authority Revenue	5.25%		07/01/22	500,000	501,545
Atlanta Downtown Development Authority	4.25%		12/01/16	250,000	267,270
Georgia State Municipal Electric Authority Revenue, Unrefunded	5.50%		01/01/20	135,000	147,590
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System and Affiliates Revenue, Anticipation Certificates	4.50%		08/01/17	150,000	163,124
Gwinnett County, Georgia, Hospital Authority, Gwinnett Hospital Systems Revenue, Series B	5.00%		07/01/18	250,000	274,270
					1,353,799

Guam 0.41%
Guam Education Financing Foundation Certificate of Participation, Series A	4.25%		10/01/18	250,000	255,400

Idaho 0.41%
Idaho Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust Fund, Series A	5.00%		07/15/21	225,000	252,670

Illinois 9.34%
Aurora, Illinois, Series B, GO Unlimited	3.00%		12/30/15	200,000	208,232
Chicago Board of Education, Dedicated Revenues, Series F, GO Unlimited	5.00%		12/01/16	300,000	319,983
Chicago Board of Education, GO Unlimited	5.25%		12/01/19	300,000	336,885
Chicago, Illinois Sales Tax Revenue	5.50%		01/01/15	350,000	363,415
Chicago, Illinois, Direct Access Bond, Series E-1 B, GO Unlimited	4.00%		01/01/19	200,000	206,566
Chicago, Illinois, O'Hare International Airport Revenue, Gen - Third Lien, Series C	5.25%		01/01/23	250,000	281,857
Chicago, Illinois, Unrefunded Balance, Series B, GO Unlimited	5.13%		01/01/15	165,000	171,067
City Colleges of Chicago, GO Unlimited	5.00%		01/01/17	115,000	125,747
Du Page County, Refunding, GO Unlimited	5.60%		01/01/21	440,000	492,290
Illinois Finance Authority, Refunding, Series A	5.00%		10/01/14	150,000	153,435
Illinois Finance Authority, Revenue, Refunding	5.00%		07/01/16	390,000	408,591
Illinois Regional Transportation Authority Revenue, Series A	7.20%		11/01/20	185,000	206,075
Illinois State Sales Tax Revenue	5.00%		06/15/14	200,000	201,926
Illinois State Toll Highway Authority, Toll Highway Revenue, Series A	5.00%		01/01/16	200,000	211,304
Illinois State, Refunding, GO Unlimited	5.00%		01/01/16	300,000	322,269
Kaskaskia Community College District No. 501, GO Unlimited	5.75%		12/01/19	500,000	572,760
Lake & McHenry County, Fox Lake, Illinois, Debt Certificates, Series B	3.00%		11/01/19	265,000	271,715
Springfield, Illinois Metropolitan Sanitation District, Sewer Revenue, Senior Lien, Series A	4.00%		01/01/17	570,000	591,911
Winnebago County Public Safety Sales Tax, Series A, GO Unlimited	5.00%		12/30/16	350,000	370,822
					5,816,850

Indiana 1.01%
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series 2007 L	5.25%		01/01/33	305,000	321,589
Tippecanoe County, Indiana School Improvements	4.00%		01/15/15	300,000	308,796
					630,385

Iowa 1.00%
Johnston Community School District, GO Unlimited	4.00%		06/01/16	200,000	207,498
University of Iowa Hospitals and Clinics, Iowa State Board of Regents, Hospital Revenue, Refunding, Series A	3.00%		09/01/19	400,000	413,340
					620,838

Kansas 0.76%
Kansas State Development Finance Authority Revenue	4.00%		10/01/15	450,000	475,227

Kentucky 1.65%
Bowling Green, Kentucky, GO Unlimited, Series B	4.00%		09/01/16	215,000	230,753
Kentucky Municipal Power Agency, Power System Revenue, Prairie State Project, Series A	5.25%		09/01/22	440,000	488,915
Louisville & Jefferson County, Louisville Medical Center, Metropolitan Government Revenue, Refunding	3.00%		05/01/19	305,000	307,489
					1,027,157

Louisiana 0.42%
Louisiana State, Citizens Property Insurance Corp., Revenue Bonds, Series B	5.00%		06/01/21	245,000	262,456

Massachusetts 0.95%
New Bedford, Massachusetts, State Qualified Municipal Loan, GO Limited	3.00%		03/01/15	345,000	353,725
Stoughton, Massachusetts Public Improvement, GO Limited	4.00%		05/01/17	225,000	238,271
					591,996

Michigan 5.22%
Detroit, Michigan Local Development Financing Authority, Refunding, Series A	5.38%		05/01/18	175,000	163,599
Detroit, Michigan Sewer Disposal Revenue, Refunding, Series C-1	5.25%		07/01/15	400,000	407,988
Detroit, Michigan Water Supply System Revenue, Series B	5.00%		07/01/16	430,000	431,866
Gibraltar, Michigan School District, Refunding, GO Unlimited	5.00%		05/01/21	475,000	545,604
Michigan House of Representatives Facilities, Obligations Revenue, Series A	5.00%		10/15/17	200,000	220,082
Michigan Public Power Agency AFEC Project Revenue, Series 2012-A	4.50%		01/01/19	280,000	303,461
Michigan State Grant Anticipation Bonds	5.00%		09/15/16	200,000	221,370
Michigan State Hospital Finance Authority Revenue, Trinity Health, Series A	6.00%		12/01/18	200,000	237,684
Portage Public Schools, School Building & Site, GO Unlimited	5.00%		05/01/20	300,000	335,196
State of Michigan, Trunk Line Revenue, Refunding	4.50%		11/01/26	105,000	111,479
Wayne County, Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, Series C	4.00%		12/01/19	255,000	273,533
					3,251,862

Minnesota 0.87%
Minneapolis & St Paul, Minnesota Housing & Redevelopment Authority Health Care Systems, Children's Health Care, Series B	4.00%		08/15/16	250,000	265,075
Minneapolis & St Paul, Minnesota Metropolitan Airports Commission, Airport Revenue, Refunding, Series B	5.00%		01/01/19	255,000	279,046
					544,121

Missouri 1.31%
Kansas City Water Revenue	4.00%		12/01/22	250,000	280,690
Missouri Development Finance Board, Eastland Center Project, Tax Allocation, Series A	5.00%		04/01/17	250,000	272,075
Missouri State Health & Educational Facilities Authority, Southwestern Baptist University Revenue	3.00%		10/01/17	265,000	265,525
					818,290

Nevada 0.78%
Nye County School District, GO Limited	4.00%		05/01/15	465,000	482,624

New Hampshire 0.81%
New Hampshire Health & Education Facilities Authority Revenue	5.00%		07/01/14	65,000	65,679
New Hampshire Health & Education Facilities Authority Revenue	5.00%		01/01/18	400,000	435,520
					501,199

New Jersey 4.02%
Atlantic City, New Jersey Municipal Utilities Authority Revenue, Refunding	5.00%		06/01/17	150,000	164,245
Atlantic City, New Jersey, Refunding Tax Appeal, GO Unlimited	4.00%		11/01/18	500,000	543,760
Elizabeth, New Jersey Parking Authority Project Revenue, Elizabethtown Plaza Redevelopment, Series B	4.00%		11/01/17	255,000	271,884
Hudson County, New Jersey Improvement Authority Lease Revenue, North Hudson Regional Fire, Refunding, Series A	5.63%		09/01/18	400,000	450,288
New Jersey Health Care Facilities Financing Authority Revenue, Holy Name Medical Center, Refunding	5.00%		07/01/19	215,000	240,473
New Jersey State Transportation Trust Fund Authority, Series D	4.00%		06/15/14	250,000	251,923
Passaic Valley, New Jersey, Sewage Commissioners Revenue, Series G	5.75%		12/01/21	500,000	582,670
					2,505,243

New Mexico 0.39%
Clayton, New Mexico, Jail Project Revenue	4.00%		11/01/17	235,000	240,438

New York 3.05%
Long Island Power Authority Revenue, Series B	5.00%		09/01/21	465,000	528,691
Long Island Power Authority, New York Electric Systems, Revenue, Series E	5.00%		12/01/17	330,000	359,924
Nassau County Industrial Development Agency, New York Institute of Technology Project Revenue, Refunding, Remarketing, Series A	5.00%		03/01/21	350,000	369,572
New York State Dormitory Authority Revenue, Nonconstruction Supported Debt, Municipal Facilities Health Lease, Series 1	5.00%		01/15/17	300,000	331,893
New York, New York, Subseries L-1, GO Unlimited	4.00%		04/01/15	300,000	311,472
					1,901,552

North Carolina 1.09%
Beaufort County, North Carolina, GO Limited	5.00%		06/01/21	200,000	229,482
North Carolina State Municipal Power Agency #1, Catawba Electric Revenue, Refunding, Series A	5.25%		01/01/20	400,000	451,448
					680,930

Ohio 2.18%
Canton, Ohio, City School District, Refunding, GO Unlimited	5.00%		12/01/18	325,000	343,083
Cleveland, Ohio, Parking Facility Revenue, Prerefunding, Refunding	5.25%		09/15/22	130,000	158,850
Lorain County, Ohio, Community College District, Revenue	3.25%		12/01/17	650,000	695,168
Marion County, Ohio, Variable Refunding, GO Limited	4.00%		12/01/20	150,000	159,098
					1,356,199

Oklahoma 0.55%
Oklahoma State Agricultural & Mechanical Colleges, Oklahoma State University, Revenue, Series A	5.00%		08/01/21	300,000	341,187

Oregon 0.36%
Oregon State Facilities Authority, Legacy Health Project Revenue, Refunding, Series A	4.50%		05/01/20	200,000	224,942

Pennsylvania 2.59%
Delaware Valley, Pennsylvania, Regional Financial Authority Revenue, Permanently Fixed Business Development Services	5.50%		08/01/18	295,000	340,241
Lycoming County, Pennsylvania Authority Health System, Susquehanna Health Systems Project Revenue, Series A	5.10%		07/01/20	140,000	153,237
Philadelphia School District, Pennsylvania, Refunding, GO Unlimited, Series E	5.25%		09/01/24	625,000	686,550
Reading, Pennsylvania School District, GO Unlimited, Series A	5.00%		04/01/20	400,000	434,216
					1,614,244

Puerto Rico 1.07%
Commonwealth of Puerto Rico, Series A, GO Unlimited	5.00%		07/01/15	225,000	225,340
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue, Refunding, Series C	5.50%		07/01/17	445,000	442,873
					668,213

Rhode Island 0.43%
Rhode Island State Economic Development Corporation Revenue, Series A	5.00%		06/15/17	250,000	270,390

South Carolina 2.40%
Jasper County School District, GO Unlimited	4.00%		03/01/15	195,000	201,815
Piedmont Municipal Power Agency	5.00%		01/01/16	150,000	161,244
South Carolina Transportation Infrastructure Bank Revenue, Series A	5.25%		10/01/17	125,000	128,150
Spartanburg County, South Carolina Regional Health Services District, Hospital Revenue, Refunding, Series A	5.00%		04/15/19	600,000	688,254
Spartanburg County, South Carolina Sanitation Sewer District Revenue, Series A	3.50%		03/01/19	300,000	316,767
					1,496,230

Tennessee 0.79%
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding	5.00%		05/01/20	200,000	231,568
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue	6.50%		12/01/14	250,000	260,450
					492,018

Texas 13.28%
Addison, Texas Certificates of Obligation, GO Limited	4.50%		02/15/28	140,000	148,186
Addison, Texas Certificates of Obligation, GO Unlimited	4.00%		02/15/20	250,000	268,705
Annetta, Texas Certificates of Obligation, GO Limited	4.00%		08/01/16	200,000	206,784
Center, Texas, GO Limited (ZCB)	3.10	%(1)	02/15/20	150,000	129,580
City of Texarkana, Texas, Refunding, GO Limited	5.00%		02/15/21	320,000	366,701
City of Texarkana, Texas, Waterworks & Sanitary Sewer System Revenue	3.00%		08/01/19	90,000	93,278
City of Texarkana, Texas, Waterworks & Sanitary Sewer System Revenue	3.00%		08/01/20	95,000	96,812
Clear Lake, Texas, Waterworks & Sewer System, GO Unlimited	3.00%		03/01/19	125,000	129,570
Corpus Christi, Texas Business & Job Development Corporation, Seawall Project, Sales Tax Revenue, Refunding	5.00%		03/01/20	350,000	396,564
Dallas, Texas Waterworks & Sewer Systems Revenue, Refunding	4.50%		10/01/19	225,000	246,526
Forney, Texas, GO Limited	5.00%		02/15/27	500,000	521,380
Frisco, Texas Independent School District, School Building, GO Unlimited, Series A	4.50%		08/15/25	180,000	192,632
Goose Creek, Texas Independent School District Schoolhouse, Series A	5.25%		02/15/18	370,000	414,885
Grand Prairie Independent School District, Refunding, GO Unlimited (ZCB)	3.92	%(1)	08/15/16	400,000	380,704
Greenville, Texas Independent School District, GO Unlimited, Refunding	4.00%		08/15/17	120,000	128,632
Houston, Texas, Hotel Occupancy Tax & Special Revenue, Refunding, Series B	5.00%		09/01/19	295,000	318,042
Katy, Texas Independent School District, School Building, Series D, GO Unlimited	4.50%		02/15/19	325,000	344,051
Laredo, Texas, Waterworks & Sewer System Revenue	4.25%		03/01/18	100,000	107,182
Lewisville, Texas Independent School District, GO Unlimited, Refunding (ZCB)	4.04	%(1)	08/15/15	400,000	398,584
Lower Colorado River Authority, Transmission Contract Revenue, Refunding, Series A	5.00%		05/15/21	500,000	571,555
North Texas Tollway Authority Revenue, Series F	5.75%		01/01/38	300,000	322,605
Prosper, Texas Independent School District, Capital Appreciation, School Building, GO Unlimited (ZCB)	6.00	%(1)	08/15/33	1,000,000	374,360
San Antonio, Texas, Water Revenue, Refunding	4.50%		05/15/21	400,000	458,588
San Marcos, Texas Tax & Toll Revenue, GO Limited	5.10%		08/15/27	400,000	435,260
San Patricio, Texas Municipal Water District, Refunding	4.00%		07/10/18	200,000	206,004
Texas Municipal Power Agency Revenue, Refunding	5.00%		09/01/17	250,000	282,552
University of Texas Revenue Financing System, Refunding, Series A	3.00%		08/15/23	400,000	416,264
White Settlement, Texas Independent School District, Prerefunded, GO Unlimited	4.13%		08/15/15	240,000	252,679
White Settlement, Texas Independent School District, Unrefunded, GO Unlimited	4.13%		08/15/15	60,000	63,170
					8,271,835

Utah 1.89%
Tooele City, Utah Municipal Building Authority Lease Revenue, Refunding	3.75%		12/01/17	285,000	292,584
Utah State Building Ownership Authority, Lease Revenue, Refunding, Series C	5.50%		05/15/19	500,000	559,635
Washington County-St George Interlocal Agency Lease Revenue, Refunding, Series A	4.00%		12/01/19	300,000	321,804
					1,174,023

Virginia 1.07%
Spotsylvania County, Virginia Economic Development Authority Revenue, Refunding	5.00%		06/01/23	300,000	342,966
Virginia College Building Authority Educational Facilities Revenue, Prerefunded, Series A	5.00%		09/01/15	10,000	10,676
Virginia College Building Authority Educational Facilities Revenue, Unrefunded, Series A	5.00%		09/01/15	290,000	309,476
					663,118

Washington 0.84%
Energy Northwest, Washington Electric Revenue	5.00%		07/01/14	250,000	253,005
Spokane County, Washington School District, No. 81, GO Unlimited	5.05%		06/01/22	255,000	269,336
					522,341

Wisconsin 0.44%
Chippewa Valley, Wisconsin, Technical College District Promissory Notes, Series A, GO Unlimited	4.00%		04/01/14	250,000	250,000
Wisconsin State, Refunding, Series 2, GO Unlimited	4.13%		11/01/16	25,000	25,931
					275,931

Total Investments 89.92%					56,006,429
(cost $54,846,643)
Other assets and liabilities, net 10.08%					6,277,996

Net Assets 100%					$62,284,425

(1) Represents Yield

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)	March 31, 2014

Common Stocks 93.48%	Shares	Value

Aerospace/Defense 1.03%
Northrop Grumman Corp.	2,000	$246,760

Agricultural Chemicals 1.09%
CF Industries Holdings, Inc.	1,000	260,640

Automotive - Cars & Light Trucks 1.31%
Tesla Motors, Inc.	1,500	312,675	*

Beverages - Non-alcoholic 2.03%
Coca-Cola Enterprises, Inc.	5,000	238,800
Dr Pepper Snapple Group, Inc.	4,500	245,070
		483,870

Building - Heavy Construction 2.92%
Chicago Bridge & Iron Co. N.V., Class NY	8,000	697,200

Building & Construction Products - Miscellaneous 1.37%
USG Corp.	10,000	327,200	*

Cable/Satellite TV 1.03%
Time Warner Cable, Inc.	1,800	246,924

Casino Hotels 4.04%
Las Vegas Sands Corp.	7,000	565,460
Wynn Resorts Ltd.	1,800	399,870
		965,330

Chemicals - Diversified 4.79%
LyondellBasell Industries N.V., Class A	2,600	231,244
PPG Industries, Inc.	1,300	251,498
Westlake Chemical Corp.	10,000	661,800
		1,144,542

Chemicals - Specialty 0.80%
Methanex Corp.	3,000	191,820

Commercial Banks - Southern US 0.47%
Regions Financial Corp.	10,000	111,100

Commercial Banks - Western US 0.45%
Zions Bancorporation	3,500	108,430

Commercial Services - Financial 0.82%
Western Union Co.	12,000	196,320

Computer Graphics 1.12%
Tableau Software, Inc., Class A	3,500	266,280	*

Computers - Memory Devices 1.18%
Seagate Technology plc	5,000	280,800

Containers - Metal/Glass 0.94%
Ball Corp.	4,100	224,721

Data Processing/Management 0.83%
The Dun & Bradstreet Corp.	2,000	198,700

Diversified Banking Institutions 3.24%
Bank of America Corp.	45,000	774,000

Diversified Manufacturing Operations 1.83%
General Electric Co.	8,500	220,065
Ingersoll-Rand plc	3,800	217,512
		437,577

E-Commerce/Services 2.50%
priceline.com, Inc.	500	595,945	*

Electric - Integrated 4.42%
Entergy Corp.	3,600	240,660
Exelon Corp.	6,800	228,208
FirstEnergy Corp.	5,100	173,553
TECO Energy, Inc.	10,000	171,500
Wisconsin Energy Corp.	5,200	242,060
		1,055,981

Electronic Components - Semiconductors 2.13%
Microchip Technology, Inc.	5,000	238,800
NVIDIA Corp.	15,000	268,650
		507,450

Finance - Investment Banker/Broker 2.08%
The Charles Schwab Corp.	4,000	109,320
Evercore Partners, Inc., Class A	7,000	386,750
		496,070

Gold/Mineral Royalty Companies 0.67%
Franco-Nevada Corp.	3,500	160,510

Internet Content - Entertainment 1.51%
Facebook, Inc., Class A	6,000	361,440	*

Internet Security 0.90%
VeriSign, Inc.	4,000	215,640	*

Investment Management/Advisory Services 1.19%
Legg Mason, Inc.	5,800	284,432

Machinery - General Industrial 2.27%
Wabtec Corp.	7,000	542,500

Medical - Biomedical/Gene 4.49%
Amgen, Inc.	2,500	308,350
Biogen Idec, Inc.	2,500	764,675	*
		1,073,025

Medical - Drugs 3.01%
Eli Lilly & Co.	4,500	264,870
Merck & Co., Inc.	4,300	244,111
Pfizer, Inc.	6,500	208,780
		717,761

Medical - HMO 1.13%
WellPoint, Inc.	2,700	268,785

Medical Labs & Testing Services 0.87%
Quest Diagnostics, Inc.	3,600	208,512

Multi-line Insurance 3.12%
The Allstate Corp.	4,300	243,294
Assurant, Inc.	4,000	259,840
XL Group plc, Class A	7,700	240,625
		743,759

Multimedia 1.00%
Viacom, Inc., Class B	2,800	237,972

Oil - Field Services 1.16%
Halliburton Co.	4,700	276,783

Oil & Gas Drilling 0.51%
Diamond Offshore Drilling, Inc.	2,500	121,900

Oil Companies - Exploration & Production 3.82%
Continental Resources, Inc.	4,000	497,080	*
Southwestern Energy Co.	9,000	414,090	*
		911,170

Oil Companies - Integrated 1.00%
Phillips 66	3,100	238,886

Oil Refining & Marketing 2.21%
Marathon Petroleum Corp.	3,400	295,936
Tesoro Corp.	4,600	232,714
		528,650

Property/Casualty Insurance 1.00%
The Travelers Companies, Inc.	2,800	238,280

Rental Auto/Equipment 2.39%
United Rentals, Inc.	6,000	569,640	*

Retail - Building Products 2.83%
The Home Depot, Inc.	2,800	221,564
Lowe's Companies, Inc.	9,300	454,770
		676,334

Retail - Restaurants 1.19%
Chipotle Mexican Grill, Inc., Class A	500	284,025	*

Security Services 0.70%
The ADT Corp.	5,600	167,720

Semiconductors Components/Integrated Circuits 2.64%
QUALCOMM, Inc.	8,000	630,880

Silver Mining 0.67%
Silver Wheaton Corp.	7,000	158,900

Super-Regional Banks - US 1.41%
Comerica, Inc.	2,000	103,600
KeyCorp	8,000	113,920
SunTrust Banks, Inc.	3,000	119,370
		336,890

Telephone - Integrated 1.95%
AT&T, Inc.	7,200	252,504
Verizon Communications, Inc.	4,500	214,065
		466,569

Therapeutics 0.68%
Questcor Pharmaceuticals, Inc.	2,500	162,325

Tobacco 2.88%
Lorillard, Inc.	5,100	275,808
Philip Morris International, Inc.	2,300	188,301
Reynolds American, Inc.	4,200	224,364
		688,473

Transportation - Services 0.99%
C.H. Robinson Worldwide, Inc.	4,500	235,755

Web Portals/Internet Service Providers 1.87%
Google, Inc., Class A	400	445,804	*

Wireless Equipment 1.00%
Motorola Solutions, Inc.	3,700	237,873

Total Investments 93.48%		22,321,528
(cost $18,574,924)
Other assets and liabilities, net 6.52%		1,555,719

Net Assets 100%		$23,877,247

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	March 31, 2014

Common Stocks 87.15%	Shares	Value

Airlines 0.59%
United Continental Holdings, Inc.	7,000	$312,410	*

Apparel Manufacturers 1.93%
Michael Kors Holdings Ltd.	11,000	1,025,970	*

Automotive - Cars & Light Trucks 1.96%
Tesla Motors, Inc.	5,000	1,042,250	*

Automotive - Truck Trailers 0.78%
Wabash National Corp.	30,000	412,800	*

Automotive/Truck Parts & Equipment - Original 0.98%
Gentherm, Inc.	15,000	520,800	*

Building - Heavy Construction 3.44%
Chicago Bridge & Iron Co. N.V., Class NY	21,000	1,830,150

Building - Residential/Commercial 0.65%
LGI Homes, Inc.	20,000	345,000	*

Building & Construction Products - Miscellaneous 1.54%
USG Corp.	25,000	818,000	*

Building Products - Air & Heating 0.26%
AAON, Inc.	5,000	139,350

Building Products - Cement/Aggregates 2.50%
Eagle Materials, Inc.	15,000	1,329,900

Building Products - Doors & Windows 0.76%
PGT, Inc.	35,000	402,850	*

Building Products - Wood 0.27%
Masco Corp.	6,500	144,365

Casino Hotels 2.28%
Las Vegas Sands Corp.	15,000	1,211,700

Chemicals - Diversified 2.85%
PPG Industries, Inc.	1,000	193,460
Westlake Chemical Corp.	20,000	1,323,600
		1,517,060

Chemicals - Specialty 1.10%
Eastman Chemical Co.	1,600	137,936
Methanex Corp.	7,000	447,580
		585,516

Coal 0.03%
Pacific Coal Resources Ltd.	39,830	13,783	*

Commercial Banks - Southern US 0.52%
Regions Financial Corp.	25,000	277,750

Commercial Banks - Western US 0.49%
Zions Bancorporation	8,500	263,330

Computer Graphics 1.43%
Tableau Software, Inc., Class A	10,000	760,800	*

Containers - Paper/Plastic 0.26%
Packaging Corporation of America	2,000	140,740

Dental Supplies & Equipment 1.46%
Align Technology, Inc.	15,000	776,850	*

Diversified Banking Institutions 2.42%
Bank of America Corp.	75,000	1,290,000

E-Commerce/Services 3.68%
OpenTable, Inc.	10,000	769,300	*
priceline.com, Inc.	1,000	1,191,890	*
		1,961,190

Electric - Generation 0.50%
Pacific Power Generation Corp. (RS)	349,057	268,111	*@#

Electronic Components - Semiconductors 5.02%
Ambarella, Inc.	25,000	667,750	*
ARM Holdings plc, Sponsored ADR	12,000	611,640
Microchip Technology, Inc.	15,000	716,400
Skyworks Solutions, Inc.	18,000	675,360	*
		2,671,150

Energy - Alternate Sources 1.02%
Pacific Green Energy Corp. (RS)	100,000	70,350	*@#
Trina Solar Ltd., Sponsored ADR	35,000	470,750	*
		541,100

Finance - Commercial 2.01%
IOU Financial, Inc.	1,880,500	1,071,801	*

Finance - Investment Banker/Broker 2.36%
Canaccord Financial, Inc.	10,000	74,185
The Charles Schwab Corp.	10,000	273,300
Difference Capital Financial, Inc.	12,000	24,209	*
Evercore Partners, Inc., Class A	16,000	884,000
		1,255,694

Gold Mining 0.01%
Gran Colombia Gold Corp.	2,232	3,029	*

Gold/Mineral Royalty Companies 0.68%
Franco-Nevada Corp.	8,000	366,880

Hazardous Waste Disposal 1.05%
U.S. Ecology, Inc.	15,000	556,800

Human Resources 1.09%
Team Health Holdings, Inc.	13,000	581,750	*

Internet Application Software 1.34%
Splunk, Inc.	10,000	714,900	*

Internet Content - Entertainment 2.55%
Facebook, Inc., Class A	15,000	903,600	*
Pandora Media, Inc.	15,000	454,800	*
		1,358,400

Internet Security 1.12%
Qihoo 360 Technology Co., Ltd., Sponsored ADR	6,000	597,480	*

Machinery - General Industrial 3.51%
DXP Enterprises, Inc.	5,000	474,650	*
Wabtec Corp.	18,000	1,395,000
		1,869,650

Medical - Biomedical/Gene 5.46%
Alexion Pharmaceuticals, Inc.	4,000	608,520	*
Amgen, Inc.	5,000	616,700
Biogen Idec, Inc.	5,500	1,682,285	*
		2,907,505

Medical - Drugs 2.92%
AbbVie, Inc.	11,000	565,400
Valeant Pharmaceuticals International, Inc.	7,500	988,725	*
		1,554,125

Medical - Generic Drugs 1.94%
Mylan, Inc.	18,000	878,940	*
Perrigo Company plc	1,000	154,660
		1,033,600

Medical - Hospitals 0.00%
African Medical Investments plc	1,000,000	0	*@#

Medical - Wholesale Drug Distribution 1.16%
Cardinal Health, Inc.	4,400	307,912
McKesson Corp.	1,750	308,997
		616,909

Metal - Iron 1.09%
Andean Iron Corp., 144A (RS)	880,000	579,392	*@#

Metal Processors & Fabricators 1.19%
Precision Castparts Corp.	2,500	631,900

Oil Companies - Exploration & Production 5.35%
Continental Resources, Inc.	10,000	1,242,700	*
Sanchez Energy Corp.	20,000	592,600	*
Southwestern Energy Co.	22,000	1,012,220	*
		2,847,520

Quarrying 1.86%
Compass Minerals International, Inc.	1,700	140,284
Pacific Stone Tech, Inc. (RS)	4,162	848,257	*@#
		988,541

Real Estate Operating/Development 1.02%
Pacific Infrastructure Ventures, Inc. (RS)	426,533	541,484	*@#

Rental Auto/Equipment 2.32%
United Rentals, Inc.	13,000	1,234,220	*

Retail - Restaurants 1.07%
Chipotle Mexican Grill, Inc., Class A	1,000	568,050	*

Semiconductors Components/Integrated Circuits 1.75%
QUALCOMM, Inc.	11,800	930,548

Silver Mining 0.68%
Silver Wheaton Corp.	16,000	363,200

Super-Regional Banks - US 1.54%
Comerica, Inc.	5,000	259,000
KeyCorp	20,000	284,800
SunTrust Banks, Inc.	7,000	278,530
		822,330

Therapeutics 0.98%
Questcor Pharmaceuticals, Inc.	8,000	519,440

Transportation - Truck 1.60%
Old Dominion Freight Line, Inc.	15,000	851,100	*

Web Portals/Internet Service Providers 0.52%
Google, Inc., Class A	250	278,627	*

Wire & Cable Products 0.26%
Belden, Inc.	2,000	139,200

Total Common Stocks		46,387,000
(cost $38,429,712)

Warrants 0.00%

Gold Mining 0.00%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	3,700	0	*@#
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	250	51	*
		51

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	500,000	0	*@#

Total Warrants		51
(cost $0)

Master Limited Partnerships 1.43%	Units

Private Equity 1.12%
The Carlyle Group LP	17,000	597,380

Quarrying 0.31%
Hi-Crush Partners LP	4,000	161,280

Total Master Limited Partnerships		758,660
(cost $758,476)

Gold-Linked Notes 0.56%	Principal Amount

Gold Mining 0.56%
Gran Columbia Gold Corp., 10.00%, maturity 10/31/17	$15,000	11,700
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	370,000	288,600

Total Gold-Linked Notes		300,300
(cost $379,500)

Silver-Linked Note 0.47%

Gold Mining 0.47%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	424,000	250,160
(cost $340,261)

Corporate Notes 0.57%

Coal 0.10%
Pacific Coal Resources Ltd., 12.00%, maturity 07/17/14 (RS)	55,823	55,823	@#

Electric - Generation 0.47%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	250,000	250,000	@#

Total Corporate Notes		300,300
(cost $305,823)

Total Investments 90.18%		48,001,994
(cost $40,213,772)
Other assets and liabilities, net 9.82%		5,226,207

Net Assets 100%		$53,228,201

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	March 31, 2014

Common Stocks 89.51%	Shares	Value

Agricultural Chemicals 0.03%
Spur Ventures, Inc.	274,867	$92,008	*

Agricultural Operations 0.53%
Agriterra Ltd.	68,588,600	1,916,349	*+

Batteries/Battery Systems 0.76%
EnerSys, Inc.	40,000	2,771,600

Chemicals - Diversified 6.57%
Dow Chemical Co.	85,000	4,130,150
E.I. du Pont de Nemours & Co.	60,000	4,026,000
FMC Corp.	60,000	4,593,600
Huntsman Corp.	155,000	3,785,100
LyondellBasell Industries N.V., Class A	42,000	3,735,480
Westlake Chemical Corp.	56,000	3,706,080
		23,976,410

Chemicals - Specialty 2.03%
Methanex Corp.	85,000	5,434,900
W.R. Grace & Co.	20,000	1,983,400	*
		7,418,300

Coal 1.45%
Pacific Coal Resources Ltd.	4,326,014	1,496,992	*+
Sable Mining Africa Ltd.	27,667,000	3,779,532	*
Walter Energy, Inc., 144A	4,293	32,430	*
		5,308,954

Diamonds/Precious Stones 0.02%
Diamond Fields International Ltd.	1,800,000	36,640	*
Rockwell Diamonds, Inc., 144A	63,333	18,908	*
		55,548

Diversified Minerals 0.55%
African Potash Ltd.	14,425,000	661,434	*+
Calibre Mining Corp.	592,000	21,423	*
Canada Zinc Metals Corp.	1,000,000	416,158	*
Lithium Americas Corp.	953,334	202,681	*
Meryllion Resources Corp.	200,000	21,712	*
Niocan, Inc., 144A	362,069	60,599	*
RB Energy, Inc.	168,734	125,175	*
Woulfe Mining Corp.	5,585,100	480,015	*
		1,989,197

Diversified Operations 1.24%
Sherritt International Corp.	1,300,000	4,539,739

Electric - Generation 1.02%
Pacific Power Generation Corp. (RS)	4,868,396	3,739,415	*@#

Electric - Integrated 1.18%
NextEra Energy, Inc.	45,000	4,302,900

Electronic Components - Semiconductors 1.17%
First Solar, Inc.	10,000	697,900	*
SunEdison, Inc.	190,000	3,579,600	*
		4,277,500

Energy - Alternate Sources 4.16%
JinkoSolar Holding Co., Ltd., Sponsored ADR	120,000	3,354,000	*
Pacific Green Energy Corp. (RS)	2,400,000	1,688,400	*+@#
Pattern Energy Group, Inc., Class A	115,000	3,119,950
SolarCity Corp.	55,000	3,444,100	*
Trina Solar Ltd., Sponsored ADR	265,000	3,564,250	*
		15,170,700

Finance - Investment Banker/Broker 0.05%
Aberdeen International, Inc.	1,274,750	167,222	*

Food - Flour & Grain 0.63%
Amira Nature Foods Ltd.	135,000	2,300,400	*

Food - Meat Products 1.21%
Tyson Foods, Inc., Class A	100,000	4,401,000

Forestry 2.37%
International Forest Products Ltd., Class A	285,000	4,243,995	*
Prima Colombia Hardwood, Inc.	15,265,832	69,055	*
West Fraser Timber Co., Ltd.	95,000	4,340,254
		8,653,304

Gold Mining 2.95%
Besra Gold, Inc.	295,000	6,672	*
Chesapeake Gold Corp.	17,467	45,037	*
Chesapeake Gold Corp., 144A	52,400	135,107	*
Corona Minerals Ltd.	100,000	927	*@#
Gran Colombia Gold Corp.	701,190	951,540	*
Kinross Gold Corp., 144A	1	4	*
Klondex Mines Ltd.	2,500,000	4,342,516	*
NGEx Resources, Inc.	1,458,128	2,242,564	*
Royal Gold, Inc.	8,000	500,960
Rusoro Mining Ltd.	3,119,433	98,774	*
Sunridge Gold Corp.	4,500,000	1,017,777	*+
Sunridge Gold Corp., 144A	6,333,788	1,432,530	*+
		10,774,408

Gold/Mineral Royalty Companies 1.01%
Franco-Nevada Corp.	80,000	3,668,800

Independent Power Producer 0.22%
NRG Yield, Inc., Class A	20,000	790,600

Medical - Hospitals 0.00%
African Medical Investments plc	2,507,500	0	*@#

Metal - Copper 0.05%
Catalyst Copper Corp.	180,000	4,885
Catalyst Copper Corp., 144A	500,000	13,570	*
Los Andes Copper Ltd.	754,000	163,713	*
Verona Development Corp.	708,800	0	*@#
		182,168

Metal - Diversified 2.48%
Bell Copper Corp.	500,000	9,047	*
Constellium N.V., Class A	125,000	3,668,750	*
GoviEx Uranium, Inc., 144A (RS)	750,000	1,213,200	*@#
Ivanhoe Mines Ltd.	500,000	778,034	*
Kaizen Discovery, Inc.	200,000	126,657	*
Mandalay Resources Corp.	4,000,000	3,256,887
Orsu Metals Corp., 144A	147,605	5,675	*
		9,058,250

Metal - Iron 1.10%
Andean Iron Corp., 144A (RS)	2,860,000	1,883,024	*@#
Ferrexpo plc	750,000	1,937,602
Oceanic Iron Ore Corp.	2,000,000	162,844	*
West African Iron Ore Corp., 144A	2,925,000	33,078	*
		4,016,548

Mining Services 0.30%
Bounty Mining Ltd.	22,000,000	510,015	*@#
Natasa Mining Ltd.	1,036,350	596,074	*
		1,106,089

Natural Resource Technology 0.01%
I-Pulse, Inc., 144A (RS)	15,971	50,947	*@#

Non - Ferrous Metals 0.44%
Denison Mines Corp.	500,000	735,000	*
Horsehead Holding Corp.	50,000	841,000	*
Sterling Group Ventures, Inc., 144A	500,000	16,550	*
		1,592,550

Oil - Field Services 9.94%
Baker Hughes, Inc.	95,000	6,176,900
Calfrac Well Services Ltd.	115,000	3,660,107
Halliburton Co.	100,000	5,889,000
Schlumberger Ltd.	110,000	10,725,000
Superior Energy Services, Inc.	175,000	5,383,000
Trinidad Drilling Ltd.	425,000	4,456,281
		36,290,288

Oil & Gas Drilling 1.93%
CanElson Drilling, Inc.	200,000	1,304,564
Hercules Offshore, Inc.	315,472	1,448,017	*
Precision Drilling Corp.	360,000	4,309,200
		7,061,781

Oil Companies - Exploration & Production 25.76%
Africa Oilfield Logistics Ltd.	54,624,983	8,196,124	*+
Antero Resources Corp.	35,000	2,191,000	*
Bellatrix Exploration Ltd.	500,000	4,229,430	*
Birchcliff Energy Ltd.	300,000	2,985,480	*
BNK Petroleum, Inc.	491,300	906,728	*
Cabot Oil & Gas Corp.	20,000	677,600
Canacol Energy Ltd.	300,000	1,894,423	*
Carrizo Oil & Gas, Inc.	75,000	4,009,500	*
Cimarex Energy Co.	35,000	4,168,850
Concho Resources, Inc.	10,000	1,225,000	*
Continental Resources, Inc.	35,000	4,349,450	*
DeeThree Exploration Ltd.	900	7,719	*
Diamondback Energy, Inc.	60,000	4,038,600	*
EOG Resources, Inc.	40,000	7,846,800
EQT Corp.	50,000	4,848,500
Goodrich Petroleum Corp.	280,000	4,429,600	*
Horn Petroleum Corp., 144A	2,110,889	534,716	*
Ivanhoe Energy, Inc.	138,033	73,677	*
Kodiak Oil & Gas Corp.	100,000	1,214,000	*
Paramount Resources Ltd., Class A	60,000	2,588,682	*
Petroamerica Oil Corp.	6,768,000	1,836,884	*
Petromanas Energy, Inc.	1,000,000	185,462	*
Raging River Exploration, Inc.	550,000	4,428,462	*
Range Energy Resources, Inc.	100,000	3,845	*
Range Energy Resources, Inc., 144A	15,000,000	576,740	*
RMP Energy, Inc.	630,000	4,263,265	*
Royalite Petroleum Co., Inc.	2,266,333	3,059	*
Sanchez Energy Corp.	145,000	4,296,350	*
ShaMaran Petroleum Corp.	1,341,500	546,139	*
Southwestern Energy Co.	130,000	5,981,300	*
Tourmaline Oil Corp.	80,000	3,782,331	*
U.S. Oil Sands, Inc.	7,777,777	949,925	*
U.S. Oil Sands, Inc., 144A	9,900,000	1,209,120	*
Ultra Petroleum Corp.	130,000	3,495,700	*
Vermilion Energy, Inc.	13,000	811,850
Whitecap Resources, Inc.	50,000	558,194
Whiting Petroleum Corp.	10,000	693,900	*
		94,038,405

Oil Companies - Integrated 0.25%
Pacific Rubiales Energy Corp.	50,000	900,620

Oil Refining & Marketing 1.01%
Cheniere Energy, Inc.	65,000	3,597,750	*
Value Creation, Inc. (RS)	336,880	76,193	*@#
		3,673,943

Paper & Related Products 0.79%
KapStone Paper & Packaging Corp.	100,000	2,884,000	*

Platinum 1.50%
Platinum Group Metals Ltd.	2,000,000	2,000,000	*
Stillwater Mining Co.	235,000	3,480,350	*
		5,480,350

Power Converters/Supply Equipment 1.01%
Canadian Solar, Inc.	115,000	3,684,600	*

Precious Metals 0.16%
Fortress Minerals Corp.	172,158	591,849	*

Quarrying 1.27%
Pacific Stone Tech, Inc. (RS)	22,659	4,618,131	*+@#

Real Estate Operating/Development 2.59%
Pacific Infrastructure Ventures, Inc. (RS)	7,443,544	9,449,579	*@#

Silver Mining 1.06%
Silver Wheaton Corp.	170,000	3,859,000

Steel - Producers 0.99%
AK Steel Holding Corp.	500,000	3,610,000	*

Transportation - Marine 6.29%
Ardmore Shipping Corp.	225,000	2,992,500
Baltic Trading Ltd.	625,000	3,943,750
Knightsbridge Tankers Ltd.	190,000	2,574,500
Navios Maritime Holdings, Inc.	400,000	3,940,000
Nordic American Tankers Ltd.	283,204	2,786,727
Star Bulk Carriers Corp.	200,000	2,854,000	*
Tsakos Energy Navigation Ltd.	500,000	3,880,000
		22,971,477

Transportation - Rail 1.07%
Genesee & Wyoming, Inc., Class A	40,000	3,892,800	*

Transportation - Services 0.36%
CHC Group Ltd.	180,000	1,330,200	*

Total Common Stocks		326,657,929
(cost $384,249,021)

Warrants 0.61%

Diversified Minerals 0.00%
Niocan, Inc., 144A, Warrants (August 2014)	260,000	0	*@#

Gold Mining 0.59%
Dundee Precious Metals, Inc., Warrants (November 2015)	739,212	1,003,137	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	86,150	0	*@#
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	59,500	12,112	*
New Gold, Inc., 144A, Warrants (June 2017)	822,570	721,846	*
Sunridge Gold Corp., 144A, Warrants (October 2017)	6,333,788	429,759	*
		2,166,854

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	1,162,500	0	*@#

Metal - Copper 0.00%
Catalyst Copper Corp., 144A, Warrants (February 2017)	2,500,000	0	*@#

Metal - Iron 0.01%
West African Iron Ore Corp., 144A, Warrants (March 2016)	2,925,000	19,847	*

Oil Companies - Exploration & Production 0.01%
Petroamerica Oil Corp., 144A, Warrants (October 2014)	8,000,000	36,188	*
U.S. Oil Sands, Inc., 144A, Warrants (May 2014)	7,777,777	0	*@#
		36,188

Total Warrants		2,222,889
(cost $940,484)

Purchased Call Options 4.42%	Contracts

Food - Meat Products 0.32%
Tyson Foods, Inc., Strike Price 40, Expiration Jan. 2015	2,000	1,160,000

Metal - Aluminum 1.01%
Alcoa, Inc., Strike Price 12, Expiration Jan. 2015	20,000	3,680,000

Metal - Copper 0.12%
Freeport-McMoRan Copper & Gold, Inc., Strike Price 37, Expiration Jan. 2015	3,000	429,000

Metal - Diversified 0.29%
Rio Tinto plc, Strike Price 52.50, Expiration July 2014	2,000	1,050,000

Oil - Field Services 1.47%
Baker Hughes, Inc., Strike Price 60, Expiration Jan. 2015	3,000	2,520,000
Halliburton Co., Strike Price 60, Expiration Jan. 2015	2,000	930,000
Schlumberger Ltd., Strike Price 92.50, Expiration Jan. 2015	2,000	1,925,000
		5,375,000

Oil Companies - Exploration & Production 0.71%
Anadarko Petroleum Corp., Strike Price 87.50, Expiration Jan. 2015	2,000	1,315,000
EOG Resources, Inc., Strike Price 90, Expiration Jan. 2015	300	810,000
Southwestern Energy Co., Strike Price 42, Expiration June 2014	1,000	475,000
		2,600,000

Oil Refining & Marketing 0.50%
Marathon Petroleum Corp., Strike Price 95, Expiration Jan. 2015	1,250	793,750
Valero Energy Corp., Strike Price 55, Expiration Jan. 2015	2,000	1,045,000
		1,838,750

Total Purchased Call Options		16,132,750
(cost $13,226,632)

Convertible Bond 0.07%	Principal Amount

Diversified Minerals 0.07%
Great Western Minerals Group Ltd., 144A, 8.00%, maturity 04/06/17	$1,000,000	265,000
(cost $1,000,000)

Gold-Linked Notes 1.91%

Gold Mining 1.91%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	332,000	258,960
Gran Colombia Gold Corp.,144A, 10.00%, maturity 10/31/17	8,615,000	6,719,700

Total Gold-Linked Notes		6,978,660
(cost $8,822,210)

Silver-Linked Notes 1.09%

Gold Mining 1.09%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	4,705,000	2,775,950
Gran Colombia Gold Corp., 144A, 5.00%, maturity 08/11/18	2,000,000	1,180,000

Total Silver-Linked Notes		3,955,950
(cost $5,786,165)

Corporate Notes 1.02%

Coal 0.20%
Pacific Coal Resources Ltd., 12.00%, maturity 07/17/14 (RS)	144,358	144,358	@#
Pacific Coal Resources Ltd., 12.00%, maturity 08/13/14 (RS)	593,770	593,770	@#
		738,128

Electric - Generation 0.82%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	3,000,000	3,000,000	@#

Total Corporate Notes		3,738,128
(cost $3,738,128)

Total Investments 98.63%		359,951,306
(cost $417,762,640)
Other assets and liabilities, net 1.37%		5,014,342

Net Assets 100%		$364,965,648

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	March 31, 2014

Common Stocks 80.20%	Shares	Value

Agricultural Operations 0.71%
Agriterra Ltd.	38,536,200	$1,076,692	*

Coal 1.79%
Pacific Coal Resources Ltd.	1,139,064	394,166	*
Sable Mining Africa Ltd.	17,014,032	2,324,252	*
		2,718,418

Diamonds/Precious Stones 1.53%
Lucara Diamond Corp.	1,250,931	2,037,070	*
Northern Superior Resources, Inc., Class A	1,510,900	61,510	*
Olivut Resources Ltd.	645,000	175,058	*
Rockwell Diamonds, Inc., 144A	171,667	51,251	*
		2,324,889

Diversified Minerals 3.76%
Adamera Minerals Corp.	119,543	9,733	*
African Potash Ltd.	2,450,000	112,341	*
Aldridge Minerals, Inc.	1,985,000	511,806	*
Amarc Resources Ltd.	695,545	40,902	*
Calibre Mining Corp.	4,200,000	151,988	*
Elissa Resources Ltd., 144A	36,250	902	*
Indochine Mining Ltd.	4,000,000	285,608	*
Moss Lake Gold Mines Ltd.	3,404,500	554,404	*+
Probe Mines Ltd.	989,134	2,881,451	*
RB Energy, Inc.	273,310	202,754	*
Riverside Resources, Inc.	919,000	415,705	*
Rubicon Minerals Corp.	500,000	529,244	*
		5,696,838

Finance - Investment Banker/Broker 0.34%
Aberdeen International, Inc.	2,425,000	318,112	*
Difference Capital Financial, Inc.	96,900	195,492	*
		513,604

Gold Mining 50.32%
Agnico-Eagle Mines Ltd.	90,000	2,722,500
Almaden Minerals Ltd.	600,000	814,222	*
Americas Bullion Royalty Corp.	2,970,200	241,840	*
AuRico Gold, Inc.	100,000	435,000
B2Gold Corp.	1,149,400	3,112,935	*
Besra Gold, Inc.	605,390	13,692	*
Canyon Resources Ltd.	6,506,593	193,074	*+
Caza Gold Corp.	500,000	65,590	*
CB Gold, Inc.	1,135,000	179,694	*
Centerra Gold, Inc.	200,000	931,832
Chalice Gold Mines Ltd.	4,814,836	690,361	*
Chesapeake Gold Corp.	70,633	182,118	*
Chesapeake Gold Corp., 144A	192,199	495,560	*
China Gold International Resources Corp., Ltd.	125,000	310,987	*
Choice Gold Corp.	975,000	26,462	*
Choice Gold Corp., 144A	870,000	23,612	*
Comstock Mining, Inc.	1,922,330	3,171,844	*
Corona Minerals Ltd.	1,625,000	15,069	*@#
Coventry Resources, Inc.	1,810,000	32,750	*
Detour Gold Corp.	308,884	2,674,284	*
Doray Minerals Ltd.	1,200,000	877,366	*
Dundee Precious Metals, Inc.	397,878	1,436,227	*
Eastmain Resources, Inc.	1,631,000	553,331	*
Edgewater Exploration Ltd.	500,000	38,449	*
Giyani Gold Corp.	500,000	97,254	*
Gold Standard Ventures Corp.	2,715,000	1,599,135	*
Gran Colombia Gold Corp.	1,175,300	1,594,925	*+
Harmony Gold Mining Co., Ltd., Sponsored ADR	480,000	1,464,000	*
Integra Gold Corp.	1,046,500	269,826	*
Kilo Goldmines Ltd.	251,000	48,822	*
Klondex Mines Ltd.	5,868,208	10,193,115	*+
Lexam VG Gold, Inc.	2,380,000	258,380	*
Lexam VG Gold, Inc., 144A	2,406,501	261,257	*
Luna Gold Corp.	204,124	216,063	*
Malbex Resources, Inc.	450,000	6,107	*
Malbex Resources, Inc., 144A	1,333,333	18,094	*
Mammoth Resources Corp.	1,600,000	47,044	*+
Midway Gold Corp.	610,000	640,500	*
Mirasol Resources Ltd.	2,280,500	2,702,723	*+
Nevsun Resources Ltd.	450,000	1,516,500
NGEx Resources, Inc.	2,326,997	3,578,862	*
OceanaGold Corp.	1,180,348	2,498,769	*
Petaquilla Minerals Ltd., 144A	2,660,000	589,587	*
Pilot Gold, Inc.	934,100	1,200,002	*
Pretium Resources, Inc.	616,900	3,583,026	*
Radius Gold, Inc.	3,750,000	424,074	*
Radius Gold, Inc., 144A	125,000	14,136	*
Randgold Resources Ltd., Sponsored ADR	20,000	1,500,000
Renaissance Gold, Inc.	605,000	284,616	*
Revolution Resources Corp., 144A	570,000	15,470	*
Rio Alto Mining Ltd.	250,000	488,533	*
Romarco Minerals, Inc.	1,250,000	791,604	*
Royal Gold, Inc.	17,000	1,064,540
Rusoro Mining Ltd.	6,325,900	200,304	*
Rye Patch Gold Corp.	4,250,000	749,762	*
Rye Patch Gold Corp., 144A	1,800,000	317,546	*
Seafield Resources Ltd., 144A	1,300,000	35,283	*
SEMAFO, Inc.	450,000	1,587,732
Solvista Gold Corp.	40,000	7,599	*
Solvista Gold Corp., 144A	2,620,000	497,761	*
Sunridge Gold Corp.	2,400,921	543,023	*
Sunridge Gold Corp., 144A	1,900,000	429,728	*
Taurus Gold Ltd., 144A (RS)	2,448,381	1,877,908	*@#
Teranga Gold Corp.	1,872,200	1,439,698	*
Tolima Gold, Inc., 144A	4,100,000	194,735	*
Torex Gold Resources, Inc.	1,285,000	1,243,905	*
TriStar Gold, Inc.	8,050,000	910,345	*+
True Gold Mining, Inc.	400,000	141,132	*
Virginia Mines, Inc.	827,100	9,166,305	*
West Kirkland Mining, Inc.	4,275,000	773,511	*+
		76,322,040

Gold/Mineral Royalty Companies 0.23%
Franco-Nevada Corp.	7,500	343,950

Investment Companies 0.00%
Invictus Financial, Inc.	49,800	3,604	*@#

Medical - Hospitals 0.00%
African Medical Investments plc	4,637,500	0	*@#

Metal - Copper 0.50%
Catalyst Copper Corp.	156,400	4,245	*
Catalyst Copper Corp., 144A	200,000	5,428	*
Lumina Copper Corp.	4,300	17,700	*
Nevada Copper Corp.	450,000	728,729	*
Verona Development Corp.	48,500	0	*@#
		756,102

Metal - Diversified 8.53%
Atico Mining Corp.	712,700	483,580	*
Balmoral Resources Ltd.	1,037,000	600,425	*
Bell Copper Corp.	400,000	7,238	*
Cardinal Resources Ltd.	1,866,308	77,878	*
Dalradian Resources, Inc.	1,785,000	1,195,006	*
First Point Minerals Corp.	2,385,500	237,395	*
Foran Mining Corp.	1,000,000	244,267	*
Imperial Metals Corp.	133,800	1,721,297	*
Ivanhoe Mines Ltd.	100,000	155,607	*
Mandalay Resources Corp.	2,550,000	2,076,266
Mariana Resources Ltd.	4,300,000	233,092	*
Novo Resources Corp.	1,104,000	1,947,618	*
Orex Minerals, Inc.	5,597,500	1,240,682	*+
Orsu Metals Corp.	289,800	11,143	*
Orsu Metals Corp., 144A	1,800,000	69,209	*
Reservoir Minerals, Inc.	155,900	950,618	*
Silver Bull Resources, Inc.	2,320,000	788,800	*
Temex Resources Corp.	569,000	46,329	*
Trevali Mining Corp.	1,000,000	859,456	*
		12,945,906

Metal - Iron 1.72%
Andean Iron Corp., 144A (RS)	3,960,000	2,607,264	*@#

Mining Services 0.99%
Argent Minerals Ltd.	5,625,000	130,402	*
Energold Drilling Corp.	410,000	619,442	*
Natasa Mining Ltd.	1,300,849	748,205	*
		1,498,049

Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.	2,000,000	0	*@#

Platinum 1.21%
Pacific North West Capital Corp.	430,555	27,266	*
Platinum Group Metals Ltd.	1,800,200	1,807,773	*
		1,835,039

Precious Metals 5.15%
Candente Gold Corp.	765,000	46,716	*+
Candente Gold Corp., 144A	4,875,000	297,700	*+
Fortress Minerals Corp.	206,242	709,024	*
Fortress Minerals Corp., 144A	70,000	240,648	*
Pan African Resources plc	6,500,000	1,530,071
Roxgold, Inc.	2,500,000	1,447,505	*
Santana Minerals Ltd.	1,600,000	77,233	*
Solitario Exploration & Royalty Corp.	1,000,000	1,270,000	*
Tahoe Resources, Inc.	90,000	1,903,500	*
U.S. Silver & Gold, Inc.	650,000	282,263	*
		7,804,660

Silver Mining 3.42%
MAG Silver Corp.	501,100	3,477,122	*
Santacruz Silver Mining Ltd.	1,025,000	834,577	*
SilverCrest Mines, Inc.	481,895	880,652	*
		5,192,351

Total Common Stocks		121,639,406
(cost $227,949,214)

Exchange-Traded Funds (ETF) 0.60%

ETFS Palladium Trust	6,500	491,075	*
ETFS Platinum Trust	3,000	414,360	*
Market Vectors Gold Miners ETF	20	472
Market Vectors Junior Gold Miners ETF	8	289	*

Total Exchange-Traded Funds		906,196
(cost $960,079)

Warrants 2.53%

Finance - Investment Banker/Broker 0.00%
Difference Capital Financial, Inc., 144A, Warrants (October 2014)	50,000	0	*@#

Gold Mining 2.00%
Alamos Gold, Inc., Warrants (August 2018)	100,000	86,850	*
Canyon Resources Ltd., Warrants (January 2017)	2,168,864	0	*@#
Crystallex International Corp., 144A, Warrants (December 2049)	162,500	0	*@#
Dundee Precious Metals, Inc., Warrants (November 2015)	1,488,719	2,020,246	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	58,450	0	*@#
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	96,250	19,592	*
Kinross Gold Corp., Warrants (September 2014)	250,000	3,393	*
New Gold, Inc., Warrants (June 2017)	500,000	438,775	*
New Gold, Inc., 144A, Warrants (June 2017)	352,530	309,363	*
Solvista Gold Corp., 144A, Warrants (April 2014)	1,310,000	0	*@#
Sunridge Gold Corp., 144A, Warrants (October 2017) (RS)	1,900,000	128,918	*
Tolima Gold, Inc., 144A, Warrants (March 2016)	1,625,000	0	*@#
Tolima Gold, Inc., 144A, Warrants (December 2016)	425,000	0	*@#
Veris Gold Corp., Warrants (August 2016)	250,000	0	*@#
Veris Gold Corp., Warrants (December 2016)	282,200	17,871	*
		3,025,008

Gold/Mineral Royalty Companies 0.49%
Franco-Nevada Corp., Warrants (June 2017)	135,000	745,013	*

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	2,125,000	0	*@#

Metal - Copper 0.00%
Catalyst Copper Corp., 144A, Warrants (February 2017)	1,000,000	0	*@#

Metal - Diversified 0.00%
Cardinal Resources Ltd., Warrants (June 2014)	2,799,462	2,596	*
Orex Minerals, Inc., 144A, Warrants (November 2015)	1,250,000	0	*@#
Orex Minerals, Inc., 144A, Warrants (March 2016) (RS)	600,000	0	*@#
Silver Bull Resources, Inc., Warrants (August 2014)	500,000	0	*@#
		2,596

Precious Metals 0.04%
Primero Mining Corp., Warrants (July 2015)	56,316	64,195	*

Total Warrants		3,836,812
(cost $4,554,056)

Special Warrants 0.00%

Gold/Mineral Exploration & Development 0.00%
Western Exploration & Development Ltd., 144A, Special Warrants (December 2049) (RS)	600,000	0	*@#
(cost $300,000)

Purchased Call Options 4.75%	Contracts

Exchange-Traded Funds 1.11%
Global X Silver Miners ETF, Strike Price 13, Expiration July 2014	1,275	121,125
Market Vectors Gold Miners ETF, Strike Price 32, Expiration May 2014	915	462,075
Market Vectors Gold Miners ETF, Strike Price 22, Expiration June 2014	652	157,132
Market Vectors Gold Miners ETF, Strike Price 24, Expiration June 2014	800	108,400
Market Vectors Gold Miners ETF, Strike Price 38, Expiration Aug. 2014	757	261,165
Market Vectors Gold Miners ETF, Strike Price 21, Expiration Jan. 2015	850	361,250
Market Vectors Gold Miners ETF, Strike Price 30, Expiration Jan. 2015	229	209,535
		1,680,682

Gold Mining 2.22%
Agnico-Eagle Mines Ltd., Strike Price 25, Expiration Jan. 2015	605	437,112
Agnico-Eagle Mines Ltd., Strike Price 27.50, Expiration Jan. 2016	250	193,750
AngloGold Ashanti Ltd., Strike Price 13, Expiration Jan. 2015	250	125,000
AuRico Gold, Inc., Strike Price 4, Expiration May 2014	2,707	135,350
Barrick Gold Corp., Strike Price 20, Expiration Apr. 2014	1,275	7,013
Barrick Gold Corp., Strike Price 15, Expiration Jan. 2015	1,179	448,020
Barrick Gold Corp., Strike Price 17, Expiration Jan. 2016	350	133,000
Cia de Minas Buenaventura S.A., Strike Price 13, Expiration June 2014	1,750	131,250
Eldorado Gold Corp., Strike Price 8, Expiration Jan. 2015	975	26,813
Eldorado Gold Corp., Strike Price 5, Expiration Jan. 2016	361	58,663
Gold Fields Ltd., Strike Price 5, Expiration Jan. 2015	500	66,250
Goldcorp, Inc., Strike Price 26, Expiration July 2014	600	69,900
Goldcorp, Inc., Strike Price 25, Expiration Jan. 2015	1,350	357,750
IAMGOLD Corp., Strike Price 4, Expiration Jan. 2015	1,617	80,850
IAMGOLD Corp., Strike Price 4, Expiration Jan. 2016	270	24,300
Kinross Gold Corp., Strike Price 3, Expiration Jan. 2015	650	86,450
Newmont Mining Corp., Strike Price 25, Expiration Jan. 2015	825	172,012
Randgold Resources Ltd., Strike Price 67.50, Expiration Jan. 2015	223	297,705
Randgold Resources Ltd., Strike Price 65, Expiration Jan. 2016	58	113,100
Royal Gold, Inc., Strike Price 50, Expiration Jan. 2015	100	158,500
Yamana Gold, Inc., Strike Price 10, Expiration July 2014	1,380	50,370
Yamana Gold, Inc., Strike Price 10, Expiration Jan. 2015	1,509	121,474
Yamana Gold, Inc., Strike Price 8, Expiration Jan. 2016	314	73,162
		3,367,794

Metal - Copper 0.22%
Freeport-McMoRan Copper & Gold, Inc., Strike Price 32, Expiration May 2014	1,950	334,425

Platinum 0.29%
Stillwater Mining Co., Strike Price 12, Expiration Jan. 2015	1,117	435,630

Precious Metals 0.06%
Tahoe Resources, Inc., Strike Price 22.50, Expiration June 2014	900	96,750

Silver Mining 0.85%
First Majestic Silver Corp., Strike Price 12.50, Expiration Jan. 2015	600	46,500
First Majestic Silver Corp., Strike Price 10, Expiration Jan. 2016	328	82,000
Pan American Silver Corp., Strike Price 13, Expiration Jan. 2015	402	68,340
Pan American Silver Corp., Strike Price 10, Expiration Jan. 2016	263	106,515
Silver Standard Resources, Inc., Strike Price 8, Expiration Jan. 2015	1,175	352,500
Silver Standard Resources, Inc., Strike Price 5, Expiration Jan. 2016	598	340,860
Silver Wheaton Corp., Strike Price 23, Expiration Jan. 2015	757	211,582
Silver Wheaton Corp., Strike Price 20, Expiration Jan. 2016	154	88,935
		1,297,232

Total Purchased Call Options		7,212,513
(cost $10,237,058)

Gold-Linked Notes 3.11%	Principal Amount

Gold Mining 3.11%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	$ 215,000	167,700
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	5,845,000	4,559,100

Total Gold-Linked Notes		4,726,800
(cost $5,977,400)

Silver-Linked Notes 3.41%

Gold Mining 3.41%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	615,000	362,850
Gran Colombia Gold Corp., 144A, 5.00%, maturity 08/11/18	8,150,000	4,808,500

Total Silver-Linked Notes		5,171,350
(cost $8,603,638)

Corporate Note 0.53%

Electric - Generation 0.53%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	800,000	800,000	@#
(cost $800,000)

Total Investments 95.13%		144,293,077
(cost $259,381,445)
Other assets and liabilities, net 4.87%		7,382,319

Net Assets 100%		$151,675,396

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	March 31, 2014

Common Stocks 70.64%	Shares	Value

Diamonds/Precious Stones 0.25%
Lucara Diamond Corp.	128,700	$209,581	*

Gold Mining 60.89%
Agnico-Eagle Mines Ltd.	75,000	2,268,750
Alacer Gold Corp.	900,000	2,279,821
AuRico Gold, Inc.	300,000	1,305,000
B2Gold Corp.	975,600	2,641,229	*
Barrick Gold Corp.	110,000	1,961,300
Centerra Gold, Inc.	200,000	931,832
China Gold International Resources Corp., Ltd.	300,000	746,370	*
Comstock Mining, Inc.	1,875,558	3,094,671	*
Detour Gold Corp.	468,216	4,053,763	*
DRDGOLD Ltd., Sponsored ADR	150,000	559,500
Dundee Precious Metals, Inc.	265,648	958,914	*
Eldorado Gold Corp.	175,000	976,500
Endeavour Mining Corp.	150,000	107,206	*
Gran Colombia Gold Corp.	457,123	620,332	*
Harmony Gold Mining Co., Ltd., Sponsored ADR	300,000	915,000
IAMGOLD Corp.	225,000	792,000
Klondex Mines Ltd.	3,067,492	5,328,253	*
Lake Shore Gold Corp.	350,000	231,148	*
Luna Gold Corp.	127,976	135,461	*
Marlin Gold Mining Ltd.	4,000,000	398,064	*
Medusa Mining Ltd.	500,000	964,921	*
Nevsun Resources Ltd.	630,000	2,123,100
Newcrest Mining Ltd.	200,000	1,838,240
Newcrest Mining Ltd., Sponsored ADR	135,000	1,209,600
Northern Star Resources Ltd.	1,511,628	1,576,620
OceanaGold Corp.	1,000,000	2,116,976	*
Randgold Resources Ltd., Sponsored ADR	20,000	1,500,000
Rio Alto Mining Ltd.	300,000	586,240	*
Royal Gold, Inc.	36,500	2,285,630
Saracen Mineral Holdings Ltd.	1,713,636	527,479	*
SEMAFO, Inc.	750,000	2,646,221
Teranga Gold Corp.	2,578,400	1,982,757	*
Timmins Gold Corp.	234,000	294,260	*
Yamana Gold, Inc.	140,000	1,229,200
		51,186,358

Gold/Mineral Royalty Companies 1.09%
Franco-Nevada Corp.	20,000	917,200

Medical - Hospitals 0.00%
African Medical Investments plc	2,000,000	0	*@#

Metal - Diversified 3.70%
Atico Mining Corp.	1,008,800	684,489	*
Imperial Metals Corp.	73,300	942,983	*
Mandalay Resources Corp.	1,825,000	1,485,954
		3,113,426

Mining Services 0.46%
Major Drilling Group International, Inc.	50,000	387,208

Precious Metals 2.12%
Pan African Resources plc	3,300,000	776,805
Tahoe Resources, Inc.	25,000	528,750	*
U.S. Silver & Gold, Inc.	1,102,000	478,545	*
		1,784,100

Retail - Jewelry 0.35%
Tiffany & Co.	3,441	296,442

Silver Mining 1.78%
First Majestic Silver Corp.	67,500	650,700	*
Fortuna Silver Mines, Inc.	100,000	367,000	*
SilverCrest Mines, Inc.	260,005	475,153	*
		1,492,853

Total Common Stocks		59,387,168
(cost $84,463,018)

Exchange-Traded Funds (ETF) 7.74%

ETFS Palladium Trust	42,500	3,210,875	*
ETFS Platinum Trust	22,000	3,038,640	*
Market Vectors Gold Miners ETF	20	472
Market Vectors Junior Gold Miners ETF	8	289	*
SPDR Gold Trust	2,049	253,277	*

Total Exchange-Traded Funds		6,503,553
(cost $6,633,443)

Warrants 3.51%

Gold Mining 2.85%
Crystallex International Corp., 144A, Warrants (December 2049)	62,500	0	*@#
Dundee Precious Metals, Inc., Warrants (November 2015)	1,622,583	2,201,904	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	29,400	0	*@#
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	37,500	7,634	*
Kinross Gold Corp., Warrants (September 2014)	130,000	1,764	*
New Gold, Inc., Warrants (June 2017)	200,000	175,510	*
Veris Gold Corp., Warrants (August 2016)	250,000	0	*@#
Veris Gold Corp., Warrants (December 2016)	195,300	12,368	*
		2,399,180

Gold/Mineral Royalty Companies 0.53%
Franco-Nevada Corp., Warrants (June 2017)	80,000	441,489	*

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	912,500	0	*@#

Precious Metals 0.13%
Primero Mining Corp., Warrants (July 2015)	93,784	106,905	*

Total Warrants		2,947,574
(cost $4,282,703)

Purchased Call Options 5.64%	Contracts

Exchange-Traded Funds 1.11%
Global X Silver Miners ETF, Strike Price 13, Expiration July 2014	725	68,875
Market Vectors Gold Miners ETF, Strike Price 32, Expiration May 2014	510	257,550
Market Vectors Gold Miners ETF, Strike Price 22, Expiration June 2014	353	85,073
Market Vectors Gold Miners ETF, Strike Price 24, Expiration June 2014	450	60,975
Market Vectors Gold Miners ETF, Strike Price 38, Expiration Aug. 2014	453	156,285
Market Vectors Gold Miners ETF, Strike Price 21, Expiration Jan. 2015	450	191,250
Market Vectors Gold Miners ETF, Strike Price 30, Expiration Jan. 2015	127	116,205
		936,213

Gold Mining 2.81%
Agnico-Eagle Mines Ltd., Strike Price 25, Expiration Jan. 2015	302	218,195
Agnico-Eagle Mines Ltd., Strike Price 27.50, Expiration Jan. 2016	150	116,250
AngloGold Ashanti Ltd., Strike Price 13, Expiration Jan. 2015	150	75,000
AuRico Gold, Inc., Strike Price 4, Expiration May 2014	1,593	79,650
Barrick Gold Corp., Strike Price 20, Expiration Apr. 2014	725	3,988
Barrick Gold Corp., Strike Price 15, Expiration Jan. 2015	786	298,680
Barrick Gold Corp., Strike Price 17, Expiration Jan. 2016	275	104,500
Cia de Minas Buenaventura S.A., Strike Price 13, Expiration June 2014	1,000	75,000
Eldorado Gold Corp., Strike Price 8, Expiration Jan. 2015	595	16,362
Eldorado Gold Corp., Strike Price 5, Expiration Jan. 2016	218	35,425
Gold Fields Ltd., Strike Price 5, Expiration Jan. 2015	300	39,750
Goldcorp, Inc., Strike Price 26, Expiration July 2014	335	39,028
Goldcorp, Inc., Strike Price 25, Expiration Jan. 2015	800	212,000
IAMGOLD Corp., Strike Price 4, Expiration Jan. 2015	1,031	51,550
IAMGOLD Corp., Strike Price 4, Expiration Jan. 2016	180	16,200
Kinross Gold Corp., Strike Price 3, Expiration Jan. 2015	1,075	142,975
New Gold, Inc., Strike Price 8, Expiration Jan. 2015	700	14,000
Newmont Mining Corp., Strike Price 25, Expiration Jan. 2015	500	104,250
Randgold Resources Ltd., Strike Price 67.50, Expiration Jan. 2015	132	176,220
Randgold Resources Ltd., Strike Price 65, Expiration Jan. 2016	39	76,050
Royal Gold, Inc., Strike Price 50, Expiration Jan. 2015	150	237,750
Yamana Gold, Inc., Strike Price 10, Expiration July 2014	920	33,580
Yamana Gold, Inc., Strike Price 10, Expiration Jan. 2015	1,509	121,474
Yamana Gold, Inc., Strike Price 8, Expiration Jan. 2016	314	73,162
		2,361,039

Metal - Copper 0.23%
Freeport-McMoRan Copper & Gold, Inc., Strike Price 32, Expiration May 2014	1,125	192,938

Platinum 0.26%
Stillwater Mining Co., Strike Price 12, Expiration Jan. 2015	558	217,620

Precious Metals 0.07%
Tahoe Resources, Inc., Strike Price 23, Expiration June 2014	550	59,125

Silver Mining 1.16%
First Majestic Silver Corp., Strike Price 12.50, Expiration Jan. 2015	450	34,875
First Majestic Silver Corp., Strike Price 10, Expiration Jan. 2016	249	62,250
Pan American Silver Corp., Strike Price 13, Expiration Jan. 2015	567	96,390
Pan American Silver Corp., Strike Price 10, Expiration Jan. 2016	365	147,825
Silver Standard Resources, Inc., Strike Price 8, Expiration Jan. 2015	700	210,000
Silver Standard Resources, Inc., Strike Price 5, Expiration Jan. 2016	352	200,640
Silver Wheaton Corp., Strike Price 23, Expiration Jan. 2015	573	160,153
Silver Wheaton Corp., Strike Price 20, Expiration Jan. 2016	116	66,990
		979,123

Total Purchased Call Options		4,746,058
(cost $6,918,865)

Gold-Linked Notes 2.84%	Principal Amount

Gold Mining 2.84%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	$125,000	97,500
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	2,940,000	2,293,200

Total Gold-Linked Notes		2,390,700
(cost $3,019,060)

Silver-Linked Notes 3.23%

Gold Mining 3.23%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	347,000	204,730
Gran Colombia Gold Corp., 144A, 5.00%, maturity 08/11/18	4,250,000	2,507,500

Total Silver-Linked Notes		2,712,230
(cost $4,511,808)

Corporate Notes 0.50%

Coal 0.14%
Pacific Coal Resources Ltd., 12.00%, maturity 07/17/14 (RS)	119,564	119,564	@#

Electric - Generation 0.36%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	300,000	300,000	@#

Total Corporate Notes		419,564
(cost $419,564)

Total Investments 94.10%		79,106,847
(cost $110,248,461)
Other assets and liabilities, net 5.90%		4,957,757

Net Assets 100%		$84,064,604

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	March 31, 2014

Common Stocks 88.35%	Shares	Value

Airlines 0.73%
Turk Hava Yollari A.O.	250,000	$769,111

Airport Development/Maintenance 0.76%
TAV Havalimanlari Holding A.S.	100,000	798,814

Automotive - Cars & Light Trucks 6.34%
Bayerische Motoren Werke AG	19,800	2,499,402
Ford Otomotiv Sanayi A.S.	100,000	1,019,980
Tofas Turk Otomobil Fabrikasi A.S.	560,200	3,177,493
		6,696,875

Building & Construction - Miscellaneous 0.42%
Enka Insaat ve Sanayi A.S.	150,000	447,878

Cellular Telecommunication 8.41%
KCell JSC, Sponsored GDR	15,697	215,104
KCell JSC, 144A, GDR	120,000	1,644,000
Mobile TeleSystems OJSC, Sponsored ADR	175,000	3,060,750
Turkcell Iletisim Hizmetleri A.S.	363,094	2,014,163	*
Turkcell Iletisim Hizmetleri A.S., Sponsored ADR	141,700	1,951,209	*
		8,885,226

Chemicals - Diversified 2.20%
Synthos S.A.	1,441,417	2,317,919

Coal 0.24%
Lubelski Wegiel Bogdanka S.A.	6,000	248,883

Commercial Banks - Non US 28.08%
Alpha Bank A.E.	500,000	493,979	*
Bank Pekao S.A.	30,000	1,941,578
Bank Zachodni WBK S.A.	5,000	682,975
Erste Group Bank AG	178,094	6,096,088
Komercni Banka A.S.	10,000	2,388,598
OTP Bank plc	116,700	2,238,095
Piraeus Bank S.A.	900,000	2,478,461	*
Powszechna Kasa Oszczednosci Bank Polski S.A.	275,000	3,848,869
Raiffeisen Bank International AG	30,000	1,002,422
Sberbank of Russia, Sponsored ADR	221,500	2,160,184
Turkiye Garanti Bankasi A.S.	800,000	2,732,992
Turkiye Halk Bankasi A.S.	235,000	1,452,928
Turkiye Is Bankasi, Class C	708,600	1,570,999
Yapi ve Kredi Bankasi A.S.	300,000	568,447
		29,656,615

Diversified Banking Institutions 2.60%
UniCredit SpA	300,000	2,746,251

Diversified Operations 1.47%
Haci Omer Sabanci Holding A.S.	400,000	1,551,219

Electric - Distribution 1.84%
Energa S.A.	330,000	1,948,093	*

Electric - Integrated 0.94%
Public Power Corporation S.A.	60,000	992,838

Finance - Investment Banker/Broker 2.40%
Turkiye Sinai Kalkinma Bankasi A.S.	2,964,369	2,533,684

Gold Mining 0.33%
Koza Altin Isletmeleri A.S.	40,000	343,874

Machinery - Farm 0.75%
Turk Traktor ve Ziraat Makineleri A.S.	30,900	796,002

Medical - Drugs 1.93%
KRKA, d.d., Novo mesto	10,000	830,040
Richter Gedeon Nyrt.	69,000	1,204,576
		2,034,616

Metal - Diversified 5.20%
KGHM Polska Miedz S.A.	24,800	895,623
MMC Norilsk Nickel OJSC, Sponsored ADR	265,000	4,415,328
Orsu Metals Corp.	664,240	25,539	*
Orsu Metals Corp., 144A	4,025,000	154,759	*
		5,491,249

Metal - Iron 0.54%
Ferrexpo plc	220,000	568,363

Oil - Field Services 0.40%
CAT Oil AG	20,000	418,500

Oil Companies - Exploration & Production 3.41%
BNK Petroleum, Inc.	132,800	245,091	*
Genel Energy plc	193,339	3,168,746	*
Petromanas Energy, Inc.	1,000,000	185,462	*
		3,599,299

Oil Companies - Integrated 5.70%
Gazprom OAO, Sponsored ADR	284,002	2,193,138
Lukoil OAO, Sponsored ADR	68,800	3,829,592
		6,022,730

Property/Casualty Insurance 2.69%
Powszechny Zaklad Ubezpieczen S.A.	20,000	2,840,985

Retail - Apparel/Shoe 0.70%
Salvatore Ferragamo SpA	25,000	735,902

Retail - Miscellaneous/Diversified 2.10%
Folli Follie S.A.	60,000	2,215,126	*

Retail - Toy Store 2.04%
JUMBO S.A.	120,363	2,158,541	*

Telecom Services 1.85%
Telekomunikacja Polska S.A.	570,000	1,949,983

Telephone - Integrated 1.80%
Hellenic Telecommunications Organization S.A.	115,000	1,900,628	*

Textile - Products 0.91%
Pegas Nonwovens S.A.	31,622	957,869

Tobacco 1.57%
Philip Morris CR A.S.	2,910	1,662,806

Total Common Stocks		93,289,879
(cost $89,587,911)

Closed-End Investment Company 1.61%

Fondul Proprietatea S.A.	6,614,796	1,697,442
(cost $1,542,782)

Warrants 2.31%

Commercial Banks - Non US 1.51%
Alpha Bank S.A., Warrants (December 2017)	660,000	1,600,278	*

Gold Mining 0.80%
Dundee Precious Metals, Inc., Warrants (November 2015)	620,526	842,077	*

Total Warrants		2,442,355
(cost $1,924,211)

Corporate Note 0.90%	Principal Amount

Transportation - Services 0.90%
Baghlan Group FZCO, 14.75%, maturity 06/27/15	$1,000,000	950,000
(cost $1,007,500)

Total Investments 93.17%		98,379,676
(cost $94,062,404)
Other assets and liabilities, net 6.83%		7,217,459

Net Assets 100%		$105,597,135

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	March 31, 2014

Common Stocks 87.98%	Shares	Value

Airlines 1.82%
Cathay Pacific Airways Ltd.	235,000	$437,876

Applications Software 0.64%
Travelsky Technology Ltd., H shares	174,600	155,096

Automotive - Cars & Light Trucks 1.98%
Dongfeng Motor Group Co., Ltd., H shares	156,000	221,809
Great Wall Motor Co., Ltd., H shares	50,400	254,318
		476,127

Automotive/Truck Parts & Equipment - Original 1.52%
Minth Group Ltd.	123,000	250,958
Weifu High-Technology Group Co., Ltd., B shares	40,000	114,071
		365,029

Broadcast Services/Programming 1.12%
Phoenix Satellite Television Holdings Ltd.	802,000	270,006

Building - Heavy Construction 0.57%
China Railway Construction Corp., Ltd., H shares	160,600	136,402

Building & Construction - Miscellaneous 1.01%
China State Construction International Holdings Ltd.	143,000	244,044

Building Products - Cement/Aggregates 0.52%
PT Indocement Tunggal Prakarsa Tbk	60,200	125,176

Casino Hotels 12.78%
Galaxy Entertainment Group Ltd.	105,000	917,704	*
MGM China Holdings Ltd.	120,000	423,562
NagaCorp Ltd.	684,000	712,849
Sands China Ltd.	92,800	695,598
SJM Holdings Ltd.	116,000	327,323
		3,077,036

Casino Services 2.29%
Paradise Co., Ltd.	18,026	551,866	*

Commercial Banks - Non US 10.76%
Agricultural Bank of China Ltd., H shares	939,600	409,762
Bank of China Ltd., H shares	1,011,800	449,067
Bank of Communications Co., Ltd., H shares	271,700	177,972
BOC Hong Kong (Holdings) Ltd.	79,000	225,033
China Construction Bank Corp., H shares	617,400	432,558
China Merchants Bank Co., Ltd., H shares	101,500	184,381
China Minsheng Banking Corp., Ltd., H shares	174,100	174,752
Industrial and Commercial Bank of China Ltd., H shares	646,000	397,574
PT Bank Mandiri (Persero) Tbk, ADR	16,600	139,772
		2,590,871

Computers - Other 1.60%
Ju Teng International Holdings Ltd.	542,000	384,632

Consumer Products - Miscellaneous 1.51%
Biostime International Holdings Ltd.	52,900	363,826

Diversified Banking Institutions 2.03%
HSBC Holdings plc	48,034	487,837

Diversified Manufacturing Operations 1.36%
Fosun International Ltd.	260,000	326,490

Diversified Minerals 0.11%
Woulfe Mining Corp.	300,000	25,784	*

Diversified Operations 5.59%
Hutchison Whampoa Ltd.	80,000	1,063,089
NWS Holdings Ltd.	167,000	282,960
		1,346,049

E-Commerce/Products 1.31%
E-Commerce China Dangdang, Inc., Class A, Sponsored ADR	12,656	181,740	*
Vipshop Holdings Ltd., Sponsored ADR	900	134,370	*
		316,110

Electric - Distribution 1.00%
Tianjin Development Holdings Ltd.	350,000	242,053	*

Electronic Components - Semiconductors 0.94%
Samsung Electronics Co., Ltd.	180	227,526

Energy - Alternate Sources 0.45%
JinkoSolar Holding Co., Ltd., Sponsored ADR	3,850	107,607	*

Entertainment Software 1.92%
Kingsoft Corp., Ltd.	117,000	463,447

Finance - Investment Banker/Broker 0.88%
CITIC Securities Co., Ltd., H shares	101,500	212,469

Food - Miscellaneous/Diversified 1.08%
Universal Robina Corp.	82,000	260,334

Gas - Distribution 1.12%
Beijing Enterprises Holdings Ltd.	30,000	268,808

Gold Mining 0.03%
Besra Gold, Inc.	354,110	8,009	*

Hotels & Motels 0.61%
Home Inns & Hotels Management, Inc., Sponsored ADR	4,559	147,210	*

Internet Application Software 3.50%
Tencent Holdings Ltd.	12,100	842,480

Internet Content - Entertainment 1.50%
NetEase, Inc., Sponsored ADR	5,352	360,190

Internet Content - Information/Network 1.90%
YY, Inc., Sponsored ADR	6,000	458,160	*

Internet Security 3.31%
Qihoo 360 Technology Co., Ltd., Sponsored ADR	8,000	796,640	*

Life/Health Insurance 0.80%
AIA Group Ltd.	40,500	192,423

Machine Tools & Related Products 2.31%
Techtronic Industries Co., Ltd.	198,500	555,338

Medical - Biomedical/Gene 1.86%
Bloomage Biotechnology Corp., Ltd.	172,500	447,367

Medical - Drugs 3.70%
CSPC Pharmaceutical Group Ltd.	190,500	168,483
PT Kalbe Farma Tbk	970,500	125,908
Lijun International Pharmaceutical Holding Co., Ltd.	646,500	266,408
Sino Biopharmaceutical Ltd.	388,000	331,329
		892,128

Medical Products 1.36%
China Medical System Holdings Ltd.	288,750	326,920

Multi-line Insurance 0.96%
Ping An Insurance (Group) Company of China Ltd., H shares	28,000	232,353

Multimedia 0.81%
ABS-CBN Holdings Corp., Philippine Depository Receipt	96,000	68,463
PT Media Nusantara Citra Tbk	544,800	127,060
		195,523

Non - Ferrous Metals 0.07%
Sterling Group Ventures, Inc., 144A	500,000	16,550	*

Pastoral & Agricultural 0.45%
PT Malindo Feedmill Tbk	373,200	108,289

Petrochemicals 0.00%
Danhua Chemical Technology Co., Ltd., B shares	2	1	*

Power Converters/Supply Equipment 1.14%
Delta Electronics, Inc.	44,400	275,201

Research & Development 1.38%
WuXi PharmaTech Cayman, Inc., Sponsored ADR	9,000	331,740	*

Retail - Home Furnishings 1.01%
Man Wah Holdings Ltd.	144,000	243,836

Retail - Jewelry 0.00%
Lao Feng Xiang Co., Ltd., B shares	1	3

Retail - Petroleum Products 0.78%
NewOcean Energy Holdings Ltd.	241,500	186,812

Semiconductor Components - Integrated Circuits 0.50%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	6,000	120,120

Telecom Services 0.47%
PT Telekomunikasi Indonesia Persero Tbk	577,400	113,081

Tobacco 0.53%
PT Gudang Garam Tbk	29,200	128,031

Transportation - Marine 1.06%
SITC International Holdings Co., Ltd.	526,300	255,128

Water Treatment Systems 2.03%
Beijing Enterprises Water Group Ltd.	700,000	488,239

Total Common Stocks		21,184,273
(cost $18,400,331)

Exchange-Traded Funds (ETF) 3.96%

iShares FTSE A50 China Index ETF	58,300	62,348
iShares MSCI Malaysia ETF	8,200	128,330
iShares MSCI Singapore ETF	9,100	118,846
iShares MSCI South Korea Capped ETF	1,950	119,925
iShares MSCI Taiwan ETF	8,300	119,354
Market Vectors Indonesia Index ETF	16,120	405,257

Total Exchange-Traded Funds		954,060
(cost $915,708)

Purchased Call Options 0.59%	Contracts

Diversified Banking Institutions 0.14%
HSBC Holdings plc, Strike Price 55, Expiration Jan. 2015	300	33,600

Exchange-Traded Funds 0.45%
iShares FTSE China 25 Index Fund, Strike Price 32, Expiration Apr. 2014	100	38,250
iShares FTSE China 25 Index Fund, Strike Price 34, Expiration Apr. 2014	300	58,650
iShares FTSE China 25 Index Fund, Strike Price 36, Expiration Apr. 2014	200	12,100
		109,000

Total Purchased Call Options		142,600
(cost $161,283)

Total Investments 92.53%		22,280,933
(cost $19,477,322)
Other assets and liabilities, net 7.47%		1,799,126

Net Assets 100%		$24,080,059

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited)	March 31, 2014

Legend
*	Non-income producing security	GO	General Obligation Bond
+	Affiliated company (see following)	RS	Restricted Security (see following)
ADR	American Depositary Receipt	ZCB	Zero Coupon Bond
GDR	Global Depositary Receipt	#	Illiquid security

@
Security was fair valued at March 31, 2014, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

144A	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at March 31, 2014.

Principal amounts are in U.S. dollars unless otherwise noted.

U.S. Global Investors Funds, a Delaware statutory trust, consists of nine separate funds (Funds). For more comprehensive information on the Funds’ organization and significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase are valued at amortized cost, which approximates market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data.

Fair Valuation of Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Adviser’s Valuation Committee, under policies and procedures established by the Funds’ Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Funds’ Board of Trustees.

For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds use a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.

The Funds use a three-tier hierarchy based on the inputs used in valuation to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs are inputs from independent sources, while unobservable inputs are inputs that reflect the Funds’ own assumptions.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term U.S. government obligations maturing in sixty days or less are valued using amortized cost. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

The following table summarizes the valuation of each Fund's securities as of March 31, 2014, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
U.S. Government and Agency Obligations	$–	$70,497,010	$–	$70,497,010
Total	$–	$70,497,010	$–	$70,497,010

Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds	$–	$56,006,429	$–	$56,006,429
Total	$–	$56,006,429	$–	$56,006,429

All American Equity Fund
Investments in Securities*
Common Stocks	$22,321,528	$–	$–	$22,321,528
Total	$22,321,528	$–	$–	$22,321,528

Holmes Macro Trends Fund
Investments in Securities*
Common Stocks:
Coal	$–	$13,783	$–	$13,783
Electric - Generation	–	–	268,111	268,111
Energy - Alternate Sources	470,750	–	70,350	541,100
Medical - Hospitals	–	–	–	–
Metal - Iron	–	–	579,392	579,392
Quarrying	140,284	–	848,257	988,541
Real Estate Operating/Development	–	–	541,484	541,484
All Other Common Stocks	43,454,589	–	–	43,454,589
Warrants:
Gold Mining	–	51	–	51
Medical - Hospitals	–	–	–	–
Master Limited Partnerships	758,660	–	–	758,660
Gold-Linked Notes	–	300,300	–	300,300
Silver-Linked Note	250,160	–	–	250,160
Corporate Notes	–	–	305,823	305,823
Total	$45,074,443	$314,134	$2,613,417	$48,001,994

Global Resources Fund
Investments in Securities*
Common Stocks:
Agricultural Operations	$–	$1,916,349	$–	$1,916,349
Coal	32,430	5,276,524	–	5,308,954
Diamonds/Precious Stones	18,908	36,640	–	55,548
Diversified Minerals	1,327,763	661,434	–	1,989,197
Electric - Generation	–	–	3,739,415	3,739,415
Energy - Alternate Sources	13,482,300	–	1,688,400	15,170,700
Forestry	8,584,249	69,055	–	8,653,304
Gold Mining	10,773,481	–	927	10,774,408
Medical - Hospitals	–	–	–	–
Metal - Copper	18,455	163,713	–	182,168
Metal - Diversified	7,830,328	14,722	1,213,200	9,058,250
Metal - Iron	162,844	1,970,680	1,883,024	4,016,548
Mining Services	–	596,074	510,015	1,106,089
Natural Resource Technology	–	–	50,947	50,947
Non - Ferrous Metals	1,576,000	16,550	–	1,592,550
Oil Companies - Exploration & Production	85,258,637	8,779,768	–	94,038,405
Oil Refining & Marketing	3,597,750	–	76,193	3,673,943
Quarrying	–	–	4,618,131	4,618,131
Real Estate Operating/Development	–	–	9,449,579	9,449,579
All Other Common Stocks	151,263,444	–	–	151,263,444
Warrants:
Diversified Minerals	–	–	–	–
Gold Mining	1,724,983	441,871	–	2,166,854
Medical - Hospitals	–	–	–	–
Metal - Copper	–	–	–	–
Metal - Iron	–	19,847	–	19,847
Oil Companies - Exploration & Production	–	36,188	–	36,188
Purchased Call Options	–	16,132,750	–	16,132,750
Convertible Bond	–	265,000	–	265,000
Gold-Linked Notes	–	6,978,660	–	6,978,660
Silver-Linked Notes	3,955,950	–	–	3,955,950
Corporate Notes	–	–	3,738,128	3,738,128
Total	$289,607,522	$43,375,825	$26,967,959	$359,951,306

World Precious Minerals Fund
Investments in Securities*
Common Stocks:
Agricultural Operations	$–	$1,076,692	$–	$1,076,692
Coal	–	2,718,418	–	2,718,418
Diversified Minerals	5,297,987	398,851	–	5,696,838
Gold Mining	72,279,155	2,149,908	1,892,977	76,322,040
Investment Companies	–	–	3,604	3,604
Medical - Hospitals	–	–	–	–
Metal - Copper	756,102	–	–	756,102
Metal - Diversified	12,547,346	398,560	–	12,945,906
Metal - Iron	–	–	2,607,264	2,607,264
Mining Services	619,442	878,607	–	1,498,049
Oil Companies - Exploration & Production	–	–	–	–
Precious Metals	5,852,940	1,951,720	–	7,804,660
All Other Common Stocks	10,209,833	–	–	10,209,833
Exchange-Traded Funds	906,196	–	–	906,196
Warrants:
Finance - Investment Banker/Broker	–	–	–	–
Gold Mining	2,858,627	166,381	–	3,025,008
Medical - Hospitals	–	–	–	–
Metal - Copper	–	–	–	–
Metal - Diversified	–	2,596	–	2,596
All Other Warrants	809,208	–	–	809,208
Special Warrants	–	–	–	–
Purchased Call Options	–	7,212,513	–	7,212,513
Gold-Linked Notes	–	4,726,800	–	4,726,800
Silver-Linked Notes	5,171,350	–	–	5,171,350
Corporate Note	–	–	800,000	800,000
Total	$117,308,186	$21,681,046	$5,303,845	$144,293,077

Gold and Precious Metals Fund
Investments in Securities*
Common Stocks:
Gold Mining	$46,279,098	$4,907,260	$–	$51,186,358
Medical - Hospitals	–	–	–	–
Precious Metals	1,007,295	776,805	–	1,784,100
All Other Common Stocks	6,416,710	–	–	6,416,710
Exchange-Traded Funds	6,503,553	–	–	6,503,553
Warrants:
Gold Mining	2,379,178	20,002	–	2,399,180
Medical - Hospitals	–	–	–	–
All Other Warrants	548,394	–	–	548,394
Purchased Call Options	–	4,746,058	–	4,746,058
Gold-Linked Notes	–	2,390,700	–	2,390,700
Silver-Linked Notes	2,712,230	–	–	2,712,230
Corporate Notes	–	–	419,564	419,564
Total	$65,846,458	$12,840,825	$419,564	$79,106,847

Emerging Europe Fund
Investments in Securities*
Common Stocks:
Cellular Telecommunication	$6,655,959	$2,229,267	$–	$8,885,226
Oil Companies - Exploration & Production	430,553	3,168,746	–	3,599,299
All Other Common Stocks	–	80,805,354	–	80,805,354
Closed-End Investment Company	–	1,697,442	–	1,697,442
Warrants	2,442,355	–	–	2,442,355
Corporate Note	–	950,000	–	950,000
Total	$9,528,867	$88,850,809	$–	$98,379,676
Other Financial Instruments**
Foreign Currency	$(603)	$–	$–	$(603)

China Region Fund
Investments in Securities*
Common Stocks:
Commercial Banks - Non US	$139,772	$2,451,099	$–	$2,590,871
Diversified Minerals	25,784	–	–	25,784
E-Commerce/Products	316,110	–	–	316,110
Energy - Alternate Sources	107,607	–	–	107,607
Gold Mining	8,009	–	–	8,009
Hotels & Motels	147,210	–	–	147,210
Internet Content - Entertainment	360,190	–	–	360,190
Internet Content - Information/Network	458,160	–	–	458,160
Internet Security	796,640	–	–	796,640
Research & Development	331,740	–	–	331,740
Semiconductor Components - Integrated Circuits	120,120	–	–	120,120
All Other Common Stocks	–	15,921,832	–	15,921,832
Exchange-Traded Funds	891,712	62,348	–	954,060
Purchased Call Options	–	142,600	–	142,600
Total	$3,703,054	$18,577,879	$–	$22,280,933

* Refer to the Portfolio of Investments for a detailed list of the Fund's investments.
** Other financial instruments include currency contracts and written options. Currency contracts are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period January 1, 2014, through March 31, 2014:
	Transfers From	Transfers From
Fund	Level 1 to Level 2*	Level 2 to Level 1*
Holmes Macro Trends
13,783(1)

Global Resources
	2,270,528(1)	709,531(2)
1,209,119(3)

World Precious Minerals
	1,117,402(1)	1,894,368(2)

Emerging Europe
180,298(1)

China Region
16,550(1)

*The Funds' policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1)Securities were valued at the mean between bid and ask quotations at the end of the current period, but at a quoted price at the end of the prior fiscal year.
(2)Securities were valued at a quoted price at the end of the current period, but at the mean between bid and ask quotations at the end of the prior fiscal year.
(3)Transfer resulted from the expiration of a regulatory hold.

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2014, through March 31, 2014:

	Common Stocks	Warrants	Corporate Notes	Total
Holmes Macro Trends Fund
Beginning Balance 12/31/13	$2,451,810	$-	$250,000	$2,701,810
Purchases	-	-	55,823	55,823
Net change in unrealized appreciation (depreciation)	(144,216)	-	-	(144,216)
Transfers into Level 3*	-	-	-	-
Ending Balance 03/31/14	$2,307,594	$-	$305,823	$2,613,417

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/14(1)
	$(144,216)	$-	$-	$(144,216)

	Common Stocks	Warrants	Corporate Notes	Total
Global Resources Fund
Beginning Balance 12/31/13	$24,073,774	$-	$3,000,000	$27,073,774
Purchases	448	-	1,393,499	1,393,947
Sales	-	-	(655,371)	(655,371)
Net change in unrealized appreciation (depreciation)	(844,391)	-	-	(844,391)
Transfers into Level 3*	-	-	-	-
Ending Balance 03/31/14	$23,229,831	$-	$3,738,128	$26,967,959

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/14(1)
	$(844,391)	$-	$-	$(844,391)

	Common Stocks	Warrants	Special Warrants	Corporate Note	Total
World Precious Minerals Fund
Beginning Balance 12/31/13	$2,364,876	$-	$-	$800,000	$3,164,876
Purchases	7,287	-	-	-	7,287
Net change in unrealized appreciation (depreciation)	2,131,682	-	-	-	2,131,682
Transfers into Level 3*	-	-	-	-	-
Ending Balance 03/31/14	$4,503,845	$-	$-	$800,000	$5,303,845

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/14(1)
	$2,131,682	$-	$-	$-	$2,131,682

	Common Stocks	Warrants	Corporate Notes	Total
Gold and Precious Metals Fund
Beginning Balance 12/31/13	$7,453	$-	$300,000	$307,453
Purchases	-	-	119,564	119,564
Net change in unrealized appreciation (depreciation)	(7,453)	-	-	(7,453)
Transfers into Level 3*	-	-	-	-
Ending Balance 03/31/14	$-	$-	$419,564	$419,564

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/14(1)
	$(7,453)	$-	$-	$(7,453)

*The Funds' policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1) The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at March 31, 2014.

Significant unobservable inputs developed by the Valuation Committee for Level 3 investments held at March 31,2014, are as follows:

				Range (Weighted Average)
	Fair Value at	Valuation	Unobservable
	03/31/14	Technique(s)	Input
Holmes Macro Trends Fund
Investments in Securities
Common Stocks	$ 1,460,091	Market Transaction (1)	Discount/ Premium	100% discount - 2% premium (7% discount)
Common Stocks	847,503	Method of Comparables Pricing (2)	Multiples	3.2 - 25.5 (5.7)
Warrants	-	Market Transaction (1)	Discount	0%
Corporate Notes	305,823	Market Transaction (1)	Discount	0%

Global Resources Fund
Investments in Securities
Common Stocks	17,607,392	Market Transaction (1)	Discount/ Premium	100% discount - 2% premium (27% discount)
Common Stocks	5,622,439	Method of Comparables Pricing (2)	Multiples	3.2 - 25.5 (5.1)
Warrants	-	Market Transaction (1)	Discount	0%
Corporate Notes	3,738,128	Market Transaction (1)	Discount	0%

World Precious Minerals Fund
Investments in Securities
Common Stocks	1,896,581	Market Transaction (1)	Discount	0% - 100% discount (49% discount)
Common Stocks	2,607,264	Method of Comparables Pricing (2)	Multiples	5.2 - 13.6 (6.2)
Warrants	-	Market Transaction (1)	Discount	0%
Special Warrants	-	Market Transaction (1)	Discount	100%
Corporate Note	800,000	Market Transaction (1)	Discount	0%

Gold and Precious Metals Fund
Investments in Securities
Common Stocks	-	Market Transaction (1)	Discount	100%
Warrants	-	Market Transaction (1)	Discount	0%
Corporate Notes	419,564	Market Transaction (1)	Discount	0%

(1) Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.

(2) The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.

Joint Tri-Party Repurchase Agreements

The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The Funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

There were no repurchase agreements held at March 31, 2014.

Affiliated Companies - Indicated in Portfolio of Investments as "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended March 31, 2014.

	Shares of Affiliated Companies
Global Resources Fund	December 31, 2013	Additions	Reductions	March 31, 2014
Africa Oilfield Logistics Ltd.	54,624,983	-	-	54,624,983
African Potash Ltd.	14,967,500	-	(542,500)	14,425,000
Agriterra Ltd.	68,588,600	-	-	68,588,600
Pacific Coal Resources Ltd.	3,522,061	803,953	-	4,326,014
Pacific Green Energy Corp.	2,400,000	-	-	2,400,000
Pacific Stone Tech, Inc.	22,659	-	-	22,659
Sunridge Gold Corp.	10,833,788	-	-	10,833,788

At March 31, 2014, the value of investments in affiliated companies was $21,027,737, representing 5.76% of net assets, and the total cost was $46,360,850. Net realized losses on transactions were $12,157, and there was no income earned for the period.

	Shares of Affiliated Companies
World Precious Minerals Fund	December 31, 2013	Additions	Reductions	March 31, 2014
Candente Gold Corp.	5,640,000	-	-	5,640,000
Canyon Resources Ltd.	4,337,729	2,168,864	-	6,506,593
Gran Colombia Gold Corp.	1,182,849	243,244	(250,793)	1,175,300
Klondex Mines Ltd.	5,868,208	-	-	5,868,208
Mammoth Resources Corp.	1,600,000	-	-	1,600,000
Mirasol Resources Ltd.	2,274,900	5,600	-	2,280,500
Moss Lake Gold Mines Ltd.	3,354,500	50,000	-	3,404,500
Orex Minerals, Inc.	2,584,000	3,013,500	-	5,597,500
TriStar Gold, Inc.	1,392,000	6,658,000	-	8,050,000
West Kirkland Mining, Inc.	1,550,000	3,025,000	(300,000)	4,275,000

At March 31, 2014, the value of investments in affiliated companies was $18,554,239, representing 12.23% of net assets, and the total cost was $47,171,088. Net realized losses on transactions were $4,426,105, and there was no income earned for the period.

Restricted Securities - Indicated in Portfolio of Investments as "RS"

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

	Acquisition	Cost per
Holmes Macro Trends Fund	Date	Share/Unit
Andean Iron Corp., 144A	06/07/11-10/03/11	$0.45
Pacific Coal Resources Ltd., Corporate Note (July 2014)	02/10/14	$100.00
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp.	08/06/10	$0.07
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00
Pacific Stone Tech, Inc.	04/19/10	$216.24

As of March 31, 2014, the total cost of restricted securities was $2,155,823, and the total value was $2,613,417, representing 4.91% of net assets.

	Acquisition	Cost per
Global Resources Fund	Date	Share/Unit
Andean Iron Corp., 144A	10/03/11	$0.91
GoviEx Uranium, Inc., 144A	10/04/07	$1.96
I-Pulse, Inc., 144A	10/04/07	$1.88
Pacific Coal Resources Ltd., Corporate Note (July 2014)	02/10/14	$100.00
Pacific Coal Resources Ltd., Corporate Note (August 2014)	03/05/14	$100.00
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp.	08/06/10	$0.07
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00
Pacific Stone Tech, Inc.	04/19/10	$216.22
Value Creation, Inc.	08/11/06	$10.60

As of March 31, 2014, the total cost of restricted securities was $26,478,315, and the total value was $26,457,017, representing 7.25% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share/Unit
Andean Iron Corp., 144A	06/07/11	$0.30
Orex Minerals, Inc., 144A, Warrants (March 2016)	03/24/14	$0.00
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00
Taurus Gold Ltd., 144A	05/31/11-05/29/13	$1.17
Western Exploration & Development Ltd., 144A, Special Warrants (December 2049)	08/14/97	$0.50

As of March 31, 2014, the total cost of restricted securities was $5,167,553, and the total value was $5,285,172, representing 3.48% of net assets.

	Acquisition	Cost per
Gold and Precious Metals Fund	Date	Share/Unit
Pacific Coal Resources Ltd., Corporate Note (July 2014)	02/10/14	$100.00
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00

As of March 31, 2014, the total cost of restricted securities was $419,564, and the total value was $419,564, representing 0.50% of net assets.

Financial Derivative Instruments

Options Contracts

Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of March 31, 2014, there were no securities held in escrow by the custodian as cover for call options written.

Transactions in written call options during the period ended March 31, 2014, were as follows:

Holmes Macro Trends Fund Call Options
	Number of	Premiums
	Contracts	Received

Options outstanding at December 31, 2013	-	$-
Options written	100	13,146
Options closed	-	-
Options expired	(100)	(13,146)
Options exercised	-	-
Options outstanding at March 31, 2014	-	$-

Forward Foreign Currency Contracts

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Open forward foreign currency contracts at March 31, 2014, were:

	Foreign	In Exchange	Settlement		Unrealized	Unrealized
Fund Contract	Currency	for USD	Date	Value	Appreciation	(Depreciation)
Emerging Europe Fund
Purchases:
Euro	325,106	$448,483	04/03/14	$447,881	$-	$(602)
Sales:
Euro	106	$145	04/03/14	$146	$-	$(1)

Summary of Derivative Instruments

The following is a summary of the valuations of derivative instruments not accounted for as hedging instruments as of March 31, 2014:

Location	Global Resources Fund	World Precious Minerals Fund
Asset derivatives
Investments, at value
Purchased options	$16,132,750	$7,212,513
Total	$16,132,750	$7,212,513

Location	Gold and Precious Metals Fund	Emerging Europe Fund	China Region Fund
Asset derivatives
Investments, at value
Purchased options	$4,746,058	$-	$142,600
Total	$4,746,058	$-	$142,600

Liability derivatives
Unrealized depreciation of foreign currency transactions
Foreign exchange contracts	$-	$603	$-
Total	$-	$603	$-

Tax Information

The following table presents the income tax basis of the securities owned at March 31, 2014, and the tax basis components of net unrealized appreciation (depreciation):

Fund	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Government Securities Ultra-Short Bond	$70,512,769	$7,659	$(23,418)	$(15,759)
Near-Term Tax Free	54,846,643	1,488,730	(328,944)	1,159,786
All American Equity	18,574,924	4,069,460	(322,856)	3,746,604
Holmes Macro Trends	40,213,772	9,197,672	(1,409,450)	7,788,222
Global Resources	417,762,640	39,691,431	(97,502,765)	(57,811,334)
World Precious Minerals	259,381,445	17,283,050	(132,371,418)	(115,088,368)
Gold and Precious Metals	110,248,461	4,537,678	(35,679,292)	(31,141,614)
Emerging Europe	94,062,404	13,357,769	(9,040,497)	4,317,272
China Region	19,477,322	3,540,196	(736,585)	2,803,611

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 are filed as exhibits to this report.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Investors Funds

By:           /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:           May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:           May 23, 2014

By:           /s/ Lisa C. Callicotte
Lisa C. Callicotte
Treasurer

Date:           May 23, 2014